       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2009.

                                                            FILE NOS. 333-146455
                                                                       811-08369

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                         [  ]

                           Post-Effective Amendment No. 3                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                   Amendment No. 6                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 70 PINE STREET
                            NEW YORK, NEW YORK 10270
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                             MALLARY L. REZNIK, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                     C/O SUNAMERICA RETIREMENT MARKETS, INC.

                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 30, 2009 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Annuity Account Five of First SunAmerica Life Insurance Company under variable annuity contracts.

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                        FS VARIABLE ANNUITY ACCOUNT FIVE

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Seasons Elite Variable Annuity;
                                                Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Seasons Elite Variable Annuity;
                                                Purchasing a Seasons Elite Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                 CAPTION
-----------                                                 -------
15. Cover Page.........................   Cover Page
16. Table of Contents..................   Table of Contents
17. General Information and History....   The Seasons Elite Variable Annuity (P);
                                          Separate Account; General Account (P);
                                          Investment Options (P);
                                          Other Information (P)
18. Services...........................   Other Information (P)
19. Purchase of Securities Being
    Offered............................   Purchasing a Seasons Elite Variable
                                          Annuity (P)
20. Underwriters.......................   Distribution of Contracts
21. Calculation of Performance Data....   Performance Data
22. Annuity Payments...................   Annuity Income Options (P);
                                          Income Payments; Annuity Unit Values
23. Financial Statements...............   Depositor: Other Information (P);
                                          Financial Statements; Registrant:
                                          Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              [Seasons Elite Logo]

                                   PROSPECTUS
                                 APRIL 30, 2009

                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                               issued by Depositor
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                          VARIABLE ANNUITY ACCOUNT FIVE
                                       and
                        FS VARIABLE ANNUITY ACCOUNT FIVE


This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Premier Portfolios identified below are part of one of the following Trusts: SunAmerica Series Trust, Fidelity Variable Insurance Products, and T. Rowe Price Equity Series, Inc. The Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and Seasons Strategies identified below are part of the Seasons Series Trust.

PREMIER PORTFOLIOS
                                       MANAGED BY:
AMERICAN FUNDS GLOBAL GROWTH SAST      Capital Research and Management Company

AMERICAN FUNDS GROWTH SAST             Capital Research and Management Company

AMERICAN FUNDS GROWTH-INCOME SAST      Capital Research and Management Company

FIDELITY VIP CONTRAFUND(R)             Fidelity Management and Research Company

FIDELITY VIP EQUITY INCOME             Fidelity Management and Research Company

FIDELITY VIP INVESTMENT GRADE BOND     Fidelity Management and Research Company

FIDELITY VIP MID CAP                   Fidelity Management and Research Company

FIDELITY VIP OVERSEAS                  Fidelity Management and Research Company

T. ROWE PRICE BLUE CHIP GROWTH II      T. Rowe Price Associates, Inc.

T. ROWE PRICE EQUITY INCOME II         T. Rowe Price Associates, Inc.


SELECT PORTFOLIOS
                                       MULTI-MANAGED BY:

LARGE CAP GROWTH                       AIG Global Investment Corp., Goldman Sachs
                                       Asset Management, L.P., Janus Capital
                                       Management, LLC

LARGE CAP COMPOSITE                    AIG Global Investment Corp., SunAmerica Asset
                                       Management Corp., T. Rowe Price Associates,
                                       Inc.

LARGE CAP VALUE                        AIG Global Investment Corp., T. Rowe Price
                                       Associates, Inc., Wellington Management
                                       Company, LLP

MID CAP GROWTH                         AIG Global Investment Corp., T. Rowe Price
                                       Associates, Inc., Wellington Management
                                       Company, LLP

MID CAP VALUE                          AIG Global Investment Corp., Goldman Sachs
                                       Asset Management, L.P., Lord, Abbett & Co.,
                                       LLC

SMALL CAP                              AIG Global Investment Corp., SunAmerica Asset
                                       Management Corp., ClearBridge Advisors, LLC

INTERNATIONAL EQUITY                   AIG Global Investment Corp., Goldman Sachs
                                       Asset Management Int'l., Lord, Abbett & Co.,
                                       LLC

DIVERSIFIED FIXED INCOME               AIG Global Investment Corp., SunAmerica Asset
                                       Management Corp.,
                                       Wellington Management Company, LLP

STRATEGIC FIXED INCOME                 AIG Global Investment Corp., Franklin
                                       Advisers, Inc., Western Asset Management
                                       Company

CASH MANAGEMENT                        Columbia Management Advisors, LLC



FOCUSED PORTFOLIOS
                                       MULTI-MANAGED BY:

FOCUS GROWTH                           SunAmerica Asset Management Corp., Janus
                                       Capital Management, LLC., Marsico Capital
                                       Management, LLC

FOCUS GROWTH AND INCOME                SunAmerica Asset Management Corp., Marsico
                                       Capital Management, LLC., Thornburg
                                       Investment Management, Inc.

FOCUS VALUE                            J.P. Morgan Investment Management, Inc.,
                                       Northern Trust Investments, N.A., Third
                                       Avenue Management LLC

FOCUS TECHNET                          SunAmerica Asset Management Corp., BAMCO, RCM
                                       Capital Management, LLC


SEASONS MANAGED ALLOCATION PORTFOLIOS
                                       MANAGED BY:

ALLOCATION GROWTH                      Ibbotson Associates Advisors, LLC

ALLOCATION MODERATE GROWTH

ALLOCATION MODERATE

ALLOCATION BALANCED


SEASONS STRATEGIES*
                                       MULTI-MANAGED BY:

                                       SunAmerica Asset Management Corp., Janus
                                       Capital Management, LLC, Lord, Abbett & Co.,
                                       LLC, Putnam Investment Management, LLC, T.
                                       Rowe Price Associates, Inc., and Wellington
                                       Management Company, LLP

GROWTH STRATEGY                        (which invests in Stock Portfolio, Asset
                                       Allocation: Diversified Growth Portfolio and
                                       Multi-Managed Growth Portfolio)

MODERATE GROWTH STRATEGY               (which invests in Stock Portfolio, Asset
                                       Allocation: Diversified Growth Portfolio and
                                       Multi-Managed Moderate Growth Portfolio)

BALANCED GROWTH STRATEGY               (which invests in Stock Portfolio, Asset
                                       Allocation: Diversified Growth Portfolio and
                                       Multi-Managed Income/Equity Portfolio)

CONSERVATIVE GROWTH STRATEGY           (which invests in Stock Portfolio, Asset
                                       Allocation: Diversified Growth Portfolio and
                                       Multi-Managed Income Portfolio)


* Seasons Strategies are Variable Portfolios comprised of certain Underlying Funds of the Seasons Series Trust. Each Seasons Strategy is multi-managed by a group of managers identified above.




Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2009. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY..............................................................    3
HIGHLIGHTS............................................................    4
FEE TABLE.............................................................    5
     Maximum Owner Transaction Expenses...............................    5
     Contract Maintenance Fee.........................................    5
     Separate Account Annual Expenses.................................    5
     Additional Optional Feature Fees.................................    5
          Optional MarketLock Income Plus Fee.........................    5
          Optional MarketLock For Life Plus Fee.......................    5
          Optional MarketLock For Life Fee............................    5
     Underlying Fund Expenses.........................................    5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..................................    7
THE SEASONS ELITE VARIABLE ANNUITY....................................    8
PURCHASING A SEASONS ELITE VARIABLE ANNUITY...........................    8
     Allocation of Purchase Payments..................................    9
     Accumulation Units...............................................   10
     Free Look........................................................   10
     Exchange Offers..................................................   10
     Important Information for Military Servicemembers................   10
INVESTMENT OPTIONS....................................................   11
     Variable Portfolios..............................................   11
     Investment Options...............................................   13
     Premier Portfolios...............................................   14
     Select Portfolios................................................   14
     Focused Portfolios...............................................   14
     Seasons Managed Allocation Portfolios............................   14
     Seasons Strategies...............................................   14
     Strategic Allocation Program.....................................   17
     Substitution, Addition or Deletion of Variable Portfolios........   18
     Fixed Accounts...................................................   18
     Dollar Cost Averaging Fixed Accounts.............................   19
     Dollar Cost Averaging Program....................................   19
     Transfers During the Accumulation Phase..........................   20
     Automatic Asset Rebalancing Program..............................   22
     Return Plus Program..............................................   22
     Voting Rights....................................................   23
ACCESS TO YOUR MONEY..................................................   23
     Free Withdrawal Provision........................................   23
     Systematic Withdrawal Program....................................   24
     Nursing Home Waiver..............................................   25
     Minimum Contract Value...........................................   25
     Qualified Contract Owners........................................   25
OPTIONAL LIVING BENEFITS..............................................   25
     MarketLock Income Plus...........................................   26
     MarketLock For Life Plus.........................................   31
     MarketLock For Life..............................................   36
     Additional Information About the Optional Living Benefits........   41
DEATH BENEFITS........................................................   43
     Death Benefit Defined Terms......................................   44
     Death Benefit Options............................................   44
     Standard Death Benefit...........................................   44
     Optional Combination HV & Roll-Up Death Benefit..................   45
     Optional Maximum Anniversary Value Death Benefit.................   45
     Optional EstatePlus Benefit......................................   45
     Spousal Continuation.............................................   46
EXPENSES..............................................................   47
     Separate Account Expenses........................................   47
     Withdrawal Charges...............................................   47
     Underlying Fund Expenses.........................................   47
     Contract Maintenance Fee.........................................   48
     Transfer Fee.....................................................   48
     Optional Living Benefits Fees....................................   48
     Optional Combination HV & Roll-Up Death Benefit Fee..............   48
     Optional Maximum Anniversary Value Death Benefit Fee.............   48
     Optional EstatePlus Fee..........................................   48
     Premium Tax......................................................   49
     Income Taxes.....................................................   49
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited..................................................   49
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT..............   49
ANNUITY INCOME OPTIONS................................................   51
     Annuity Date.....................................................   51
     Annuity Income Options...........................................   51
     Fixed or Variable Annuity Income Payments........................   52
     Annuity Income Payments..........................................   52
     Transfers During the Income Phase................................   52
     Deferment of Payments............................................   52
TAXES.................................................................   52
     Annuity Contracts in General.....................................   52
     Tax Treatment of Distributions - Non-Qualified Contracts.........   53
     Tax Treatment of Distributions - Qualified Contracts.............   53
     Required Minimum Distributions...................................   55
     Tax Treatment of Death Benefits..................................   55
     Tax Treatment of Optional Living Benefits........................   55
     Contracts Owned by a Trust or Corporation........................   56
     Gifts, Pledges and/or Assignments of a Contract..................   56
     Diversification and Investor Control.............................   56
OTHER INFORMATION.....................................................   56
     The Distributor..................................................   56
     The Company......................................................   56
     The Separate Account.............................................   58
     The General Account..............................................   58
     Financial Statements.............................................   58
     Administration...................................................   59
     Legal Proceedings................................................   59
     Registration Statements..........................................   60
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..............   60
APPENDIX A - CONDENSED FINANCIAL INFORMATION..........................  A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION............  B-1
APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES........................  C-1
APPENDIX D - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO
  JANUARY 1, 2007.....................................................  D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY...........  E-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company ("SunAmerica") or First SunAmerica Life Insurance Company ("First SunAmerica" for contracts issued in New York only), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, and American Funds Growth-Income SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


FUND-OF-FUNDS - an Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Each Seasons Managed Allocation Portfolio is structured as a Fund-of-Funds, investing its assets in a combination of Select Portfolios and Focused Portfolios.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - For contracts issued by SunAmerica, your 95th birthday or tenth contract anniversary, whichever is later. For contracts issued in New York only by First SunAmerica, your 90th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the Seasons Series Trust, SunAmerica Series Trust, Fidelity Variable Insurance Products Trust, and T. Rowe Price Equity Series, Inc.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - Refers to the Premier Portfolios, Select Portfolios, Focused Portfolios, Managed Allocation Portfolios and/or Seasons Strategies. The Variable Portfolios invest in the Underlying Funds of the Seasons Series Trust, SunAmerica Series Trust, Fidelity Variable Insurance Products (which includes the Fidelity Variable Insurance Products Trust I, Fidelity Variable Insurance Products Trust II and Fidelity Variable Insurance Products Trust IV) and T. Rowe Price Equity Series, Inc.

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                                   HIGHLIGHTS
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The Seasons Elite Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of 0.25%. If you elect optional features available under the contract, we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been made in the contract for four complete years, withdrawal charges no longer apply to that Purchase Payment. Your contract provides for a free withdrawal amount each year. SEE FEE TABLE, PURCHASING A SEASONS ELITE VARIABLE ANNUITY, FREE WITHDRAWAL PROVISIONS AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these benefits can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase
Payment)(2)................................   7%



TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)................   $35




SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Fee(4)..................   1.55%
Optional Combination HV & Roll-Up Death
  Benefit Fee............................   0.65%
Optional Maximum Anniversary Value Death
  Benefit Fee............................   0.20%
Optional EstatePlus Fee(5)...............   0.25%
                                            -----
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(6)............................   2.20%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits below:


OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(7)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           1.10%
For Two Covered Persons...........................           1.35%




OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(7)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.95%
For Two Covered Persons...........................           1.25%




OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(8)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.70%
For Two Covered Persons...........................           0.95%




UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2008)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND AND FUND-OF-FUNDS EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS, THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES                            MINIMUM   MAXIMUM(9)
----------------------------        -------   ----------
(expenses that are deducted from
  Trust assets, including
  management fees, 12b-1 fees, if
  applicable, and other
  expenses)......................    0.67%       1.85%


FOOTNOTES TO THE FEE TABLE:

 (1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

 (2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:

YEARS SINCE RECEIPT:.....................................................   1    2    3    4    5+
                                                                            7%   6%   6%   5%   0%


     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL PROVISION BELOW.

 (3) The contract maintenance fee may be waived if contract value is $50,000 or more.

 (4) If you do not elect any optional features, your separate account annual expenses would be 1.55%.

 (5) EstatePlus is an optional earnings enhancements death benefit. EstatePlus can only be elected if the optional Maximum Anniversary Value Death Benefit is also elected. EstatePlus is not available in New York and Washington.

 (6) The Maximum Separate Account Annual Expenses reflect election of the Combination HV & Roll-Up death benefit which has the highest fee of the optional death benefits. This feature is not available on contracts issued in New York and Washington.

 (7) MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (including Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 12th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

 (8) MarketLock For Life is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base in increased to the greater of
     (a) or (b), where (a) in the highest contract anniversary value (including Purchase Payments received in years 1-5, capped at the first year's Purchase Payments, less Purchase Payments in excess of the annual cap in contract year's 2-5 and all Purchase Payments after the first 5 years) and
     (b) is the current Income Base; adjusted for excess withdrawals during the applicable period. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of the withdrawal under this feature.

 (9) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. If the fee waiver was reflected in the maximum expense, the expense would be lower.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 2.00% (including the optional Maximum Anniversary Value death benefit and EstatePlus features), the optional MarketLock Income Plus feature (1.35%) and investment in an Underlying Fund with total expenses of 1.85%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,224     $2,169     $2,609     $5,185


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $524      $1,569     $2,609     $5,185




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.55%, no election of optional features and investment in an Underlying Fund with total expenses of 0.67%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $930      $1,309     $1,215     $2,605


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $230       $709      $1,215     $2,605


EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.20% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
      EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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                                THE SEASONS ELITE
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream or other benefits in the event your contract value declines due to unfavorable investment performance.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract and build retirement savings. The Income Phase begins when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                           PURCHASING A SEASONS ELITE
                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

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                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                          PURCHASE PAYMENT       PURCHASE PAYMENT
-------------------------------------------------------------------
      Qualified                $4,000                  $250
-------------------------------------------------------------------
    Non-Qualified             $10,000                  $500
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica and/or First SunAmerica to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION FOR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following address:

SunAmerica
P.O. Box 100330
Pasadena, CA 91189-0330

First SunAmerica (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

First SunAmerica (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

     The following Variable Portfolios are part of the Fidelity Variable Insurance Products: Fidelity VIP Equity Income, Fidelity VIP Contrafund(R), Fidelity VIP Mid Cap, Fidelity VIP Overseas and Fidelity VIP Investment Grade Bond. Fidelity Management and Research Company is the investment advisor for these funds.

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and Seasons Strategies listed below are part of Seasons Series Trust. SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Company, manages this Trust and engages subadvisers to provide investment advice for certain of the Underlying Funds.

     Special note should be taken of the similarities and differences between the Seasons Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Seasons Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. The Seasons Managed Allocation Portfolios are Fund-of-Funds; a professional manager actively manages the Seasons Managed Allocation Portfolios' investments in the Select and Focused Portfolios. The Seasons Strategies are not Fund-of-Funds and are limited to investment in the specified funds of the Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Seasons Managed Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read the descriptions of each alternative carefully for more details.

     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     The following Variable Portfolios are part of SunAmerica Series Trust:
     American Funds Global

     Growth SAST, American Funds Growth SAST and American Funds Growth-Income SAST. These Underlying Funds have a Master-Feeder structure. Capital Research and Management Company is the investment adviser of the Master Funds in which the Feeder Funds invest. SAAMCo manages the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. You should know that we offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE TRUST'S PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.

     T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2

     The following Variable Portfolios are part of the T. Rowe Price Equity Series, Inc. Trust: T. Rowe Price Blue Chip Growth II and T. Rowe Price Equity Income II. T. Rowe Price Associates, Inc. is the investment adviser for this Trust.

YOU SHOULD READ THE TRUST PROSPECTUSES CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUSES CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS INCLUDING INVESTMENT OBJECTIVES, GOALS AND RISK FACTORS.

INVESTMENT OPTIONS

Each Variable Portfolio and its respective managers are:

PREMIER PORTFOLIOS                   MANAGED BY:

AMERICAN FUNDS GLOBAL GROWTH SAST    Capital Research and Management Company

AMERICAN FUNDS GROWTH SAST           Capital Research and Management Company

AMERICAN FUNDS GROWTH-INCOME SAST    Capital Research and Management Company

FIDELITY VIP CONTRAFUND(R)           Fidelity Management and Research Company

FIDELITY VIP EQUITY INCOME           Fidelity Management and Research Company

FIDELITY VIP INVESTMENT GRADE BOND   Fidelity Management and Research Company

FIDELITY VIP MID CAP                 Fidelity Management and Research Company

FIDELITY VIP OVERSEAS                Fidelity Management and Research Company

T. ROWE PRICE BLUE CHIP GROWTH II    T. Rowe Price Associates, Inc.

T. ROWE PRICE EQUITY INCOME II       T. Rowe Price Associates, Inc.


SELECT PORTFOLIOS                    MULTI-MANAGED BY:

LARGE CAP GROWTH                     AIG Global Investment Corp. ("AIGGIC"), Goldman Sachs Asset
                                     Management, L.P. ("GSAM"), Janus Capital Management, LLC.
                                     ("Janus")

LARGE CAP COMPOSITE                  AIGGIC, SAAMCo, T. Rowe Price Associates, Inc. ("T. Rowe
                                     Price")

LARGE CAP VALUE                      AIGGIC, T. Rowe Price, Wellington Management Company, LLP
                                     ("Wellington Management")

MID CAP GROWTH                       AIGGIC, T. Rowe Price, Wellington Management

MID CAP VALUE                        AIGGIC, GSAM, Lord, Abbett & Co., LLC ("Lord Abbett")

SMALL CAP                            AIGGIC, SAAMCo, ClearBridge Advisors, LLC

INTERNATIONAL EQUITY                 AIGGIC, Goldman Sachs Asset Management Int'l., Lord Abbett

DIVERSIFIED FIXED INCOME             AIGGIC, SAAMCo, Wellington Management

STRATEGIC FIXED INCOME               AIGGIC, Franklin Advisers, Inc., Western Asset Management
                                     Company

CASH MANAGEMENT                      Columbia Management Advisors, LLC


FOCUSED PORTFOLIOS                   MULTI-MANAGED BY:

FOCUS GROWTH                         SAAMCo, Janus, Marsico Capital Management, LLC ("Marsico")

FOCUS GROWTH AND INCOME              SAAMCo, Marsico, Thornburg Investment Management, Inc.

FOCUS VALUE                          J.P. Morgan Investment Management, Inc. ("JP Morgan"),
                                     Northern Trust Investments, N.A. ("Northern Trust"), Third
                                     Avenue Management LLC

FOCUS TECHNET                        SAAMCo, BAMCO, RCM Capital Management, LLC


SEASONS MANAGED ALLOCATION PORTFOLIOS
MANAGED BY: Ibbotson Associates Advisors, LLC

ALLOCATION GROWTH

ALLOCATION MODERATE GROWTH

ALLOCATION MODERATE

ALLOCATION BALANCED


SEASONS STRATEGIES
MULTI-MANAGED BY: SAAMCo, Janus, Lord Abbett, Putnam, T. Rowe Price, Wellington Management

GROWTH STRATEGY                      (which invests in Stock Portfolio, Asset Allocation:
                                     Diversified Growth Portfolio and Multi-Managed Growth
                                     Portfolio)

MODERATE GROWTH STRATEGY             (which invests in Stock Portfolio, Asset Allocation:
                                     Diversified Growth Portfolio and Multi-Managed Moderate
                                     Growth Portfolio)

BALANCED GROWTH STRATEGY             (which invests in Stock Portfolio, Asset Allocation:
                                     Diversified Growth Portfolio and Multi-Managed Income/Equity
                                     Portfolio)

CONSERVATIVE GROWTH STRATEGY         (which invests in Stock Portfolio, Asset Allocation:
                                     Diversified Growth Portfolio and Multi-Managed Income
                                     Portfolio)

PREMIER PORTFOLIOS

The Premier Portfolios reflect the investment expertise of a single investment manager and offer a broad range of investment categories.

SELECT PORTFOLIOS

The Select Portfolios each have a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an Underlying Fund of the Seasons Series Trust. Except for the Cash Management Variable Portfolio, each Select Portfolio is multi-managed by a team of three subadvisers. One component of each Select Portfolio invests in a passively managed component that tracks a particular target index or subset of an index. The other two components are actively managed with the exception of the Diversified Fixed Income and Strategic Fixed Income Portfolios which do not have a passively managed component but three components which are all actively managed. The passively managed component of each Select Portfolio is intended to balance some of the risks associated with an actively traded portfolio. Please see the Seasons Series Trust prospectus for additional information regarding the management of the Select Portfolios.

FOCUSED PORTFOLIOS

Each multi-managed Focused Portfolio offers you at least three different managers. Each manager advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than other Variable Portfolios, and may be subject to greater market risks.

SEASONS MANAGED ALLOCATION PORTFOLIOS

Each Seasons Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of the Select Portfolios and the Focused Portfolios. A Fund-of-Funds generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

Each Seasons Managed Allocation Portfolio is managed by Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target allocation annually for each Seasons Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Seasons Managed Allocation Portfolio should invest in the Select and Focused Portfolios. Due to market movements, portfolio management decisions or cash flow consideration, Ibbotson may determine that a Seasons Managed Allocation Portfolio's investments in the Select and Focused Portfolios require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Select and Focused Portfolios for each Seasons Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.

This approach allows the Seasons Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.

Each Seasons Managed Allocation Portfolio can invest in as many as all of the Select and Focused Portfolios. The four Seasons Managed Allocation Portfolios' objectives and investment strategies are:

--------------------------------------------------------------------------------
 SEASONS
 MANAGED
 ALLOCATION
 PORTFOLIOS         OBJECTIVE           INVESTMENT STRATEGY
--------------------------------------------------------------------------------
 Allocation Growth  Long-term capital   Invests primarily in equity-based
                    appreciation        portfolios. Designed to provide higher
                                        growth potential, while maintaining risk
                                        at a reasonable level.
--------------------------------------------------------------------------------
 Allocation         Long-term capital   Focuses on equity investing to help
 Moderate Growth    appreciation        maximize growth potential, but also
                                        invests a portion of its assets in the
                                        bond market for income.
--------------------------------------------------------------------------------
 Allocation         Long-term capital   Combines equity investing with increased
 Moderate           appreciation and    exposure to fixed income investing.
                    moderate current    Designed for investors who want growth,
                    income              but who are also seeking a moderate
                                        level of income.
--------------------------------------------------------------------------------
 Allocation         Long-term capital   Offers the greatest exposure to fixed
 Balanced           appreciation and    income. Designed for investors who need
                    income              greater balance of growth potential and
                                        current income.
--------------------------------------------------------------------------------


If you invest in a Seasons Managed Allocation Portfolio, you pay the expenses of the Seasons Managed Allocation Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Funds in which the Seasons Managed Allocation Portfolio invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

SEASONS STRATEGIES

Each Seasons Strategy has a different investment objective and is a Variable Portfolio of the Separate Account that invests in three Underlying Funds of Seasons Series Trust. The allocation of money among these Underlying Funds varies depending on the objective of the Seasons Strategy. The Seasons Strategies are designed utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.

The three Underlying Funds in which a Seasons Strategy can invest are detailed in the pie chart on the following page. The Underlying Funds comprising the Seasons Strategies may only be purchased by the Seasons Strategies.

The Seasons Strategies use an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific Underlying Funds. In turn, the Underlying Funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the Underlying Funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of Underlying Funds comprising each Seasons Strategy do not change for the life of the contract. Please see the Seasons Series Trust prospectus which describes in detail the Underlying Funds that comprise each Seasons Strategy.

SEASONS STRATEGY REBALANCING

Each quarter a rebalancing occurs among the Underlying Funds of the Season Strategies to realign each Seasons Strategy with its distinct percentage investment detailed below. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate the asset allocation mix for each Seasons Strategy and the percentage allocation of each Underlying Fund in which the Seasons Strategy invests.

Before the end of each quarter (or as close to such date as is administratively practicable), your money will be allocated among the various Underlying Funds according to the percentages set forth on the next page. Additionally, within each Multi-Managed Portfolio, as identified below, your investment will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of Underlying Funds with higher returns into Underlying Funds with relatively lower returns.

                         GROWTH STRATEGY                                                MODERATE GROWTH STRATEGY

     GOAL:  Long-term growth of capital, allocating its assets           GOAL:  Growth of capital through investments in equities,
primarily to stocks. This Seasons Strategy may be best suited       with a secondary objective of conservation of principal by
for those with longer periods to invest.                            allocating more of its assets to bonds than the Growth Strategy.
                                                                    This Seasons Strategy may be best suited for those nearing
                    Target Asset Allocation:                        retirement years but still earning income.
         Stocks 80%          Bonds 15%          Cash 5%
                                                                                        Target Asset Allocation:
                     [GROWTH STRATEGY CHART]                                 Stocks 70%          Bonds 25%          Cash 5%
Stock Portfolio (T Rowe Price) - 25%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%                            [MODERATE GROWTH CHART]
Multi-Managed Growth Portfolio - 50%                                Stock Portfolio (T Rowe Price) - 20%
  Fixed Income component (Wellington) - 10%                         Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
  Balanced component (Lord Abbett/SAAMCo) - 10%                     Multi-Managed Moderate Growth Portfolio - 55%
  Aggressive Growth component (SAAMCo) - 10%                          Fixed Income component (Wellington) - 19.8%
  Growth component (Janus) - 20%                                      Balanced component (Lord Abbett/SAAMCo) - 9.9%
                                                                      Aggressive Growth component (SAAMCo) - 9.9%
                                                                      Growth component (Janus) - 15.4%





                    BALANCED GROWTH STRATEGY                                          CONSERVATIVE GROWTH STRATEGY

     GOAL:  Focuses on conservation of principal by investing in         GOAL:  Capital preservation while maintaining some
a more balanced weighting of stocks and bonds, with a secondary     potential for growth over the long term. This Seasons Strategy
objective of seeking a high total return. This Seasons Strategy     may be best suited for those with lower investment risk
may be best suited for those approaching retirement and with        tolerance.
less tolerance for investment risk.
                                                                                        Target Asset Allocation:
                    Target Asset Allocation:                                 Stocks 42%          Bonds 53%          Cash 5%
         Stocks 55%          Bonds 40%          Cash 5%
                                                                                       [CONSERVATIVE GROWTH CHART]
                     [BALANCED GROWTH CHART]                        Stock Portfolio (T Rowe Price) - 15%
Stock Portfolio (T Rowe Price) - 20%                                Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%       Multi-Managed Income Portfolio - 60%
Multi-Managed Income/Equity Portfolio - 55%                           Fixed Income component (Wellington) - 45%
  Fixed Income component (Wellington) - 29.7%                         Balanced component (Lord Abbett/SAAMCo) - 10.2%
  Balanced component (Lord Abbett/SAAMCo) - 15.4%                     Growth component (Janus) - 4.8%
  Growth component (Janus) - 9.9%

STRATEGIC ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Strategic Allocation Program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Strategic Allocation Program allows you to choose from one of the four Strategic Allocations designed to assist in meeting your stated investment goals.

Each of the Strategic Allocations allocate 33% of your investment in a STRATEGIC MODEL and the remaining 67% in a SEASONS MANAGED ALLOCATION PORTFOLIO to attempt to match a stated investment time horizon and risk tolerance (the "Primary Allocation"). Each Strategic Model is comprised of a combination of Variable Portfolios (the "Secondary Allocation"). Each Seasons Managed Allocation Portfolio is a Fund-of-Funds. The 33% of your investment allocated to the Strategic Model is considered "static" because the composition of the Strategic Model will not be changed by us and is not actively managed. However, the 67% of your investment allocated to the Seasons Managed Allocation Portfolio is considered "active" because each Seasons Managed Allocation Portfolio is an Underlying Fund that an investment adviser manages in order to maintain the investment objective of the Seasons Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS MANAGED ALLOCATION PORTFOLIOS ABOVE.

ENROLLING AND INVESTING IN THE STRATEGIC ALLOCATION PROGRAM

You may enroll in the Strategic Allocation Program by selecting a Strategic Allocation on the contract application form. You and your financial representative should determine the Strategic Allocation most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Strategic Allocation by sending a written request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Strategic Allocation through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM BELOW.

You may only invest in one Strategic Allocation at a time and participation in the Strategic Allocation Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Strategic Allocation. If you attempt to split your investment between one or more Strategic Allocations, your investment may no longer be consistent with the Strategic Allocations' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Strategic Allocation, such an investment may no longer be consistent with the Strategic Allocation's intended objectives. You can transfer 100% of your investment from one Strategic Allocation to a different Strategic Allocation at any time.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the Variable Portfolios in the Strategic Allocation unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Strategic Allocation, your investment may no longer be consistent with the Strategic Allocation's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING

You can elect to have your investment in the Strategic Allocations rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Strategic Allocation you selected. If you make such an election to rebalance, both the Primary Allocation and the Secondary Allocation will be rebalanced to equal the 67%/33% split discussed above. The target allocations of the Underlying Funds of each Seasons Managed Allocation Portfolio are not rebalanced as part of the Strategic Allocation Program. PLEASE SEE SEASONS MANAGED ALLOCATION PORTFOLIOS ABOVE. Over time, the Strategic Allocation may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Strategic Allocation rebalanced at least annually, then your investment may no longer be consistent with the Strategic Allocation's intended objectives. In addition, your investment needs may change.

If you elect certain optional living benefits, you will automatically be enrolled in the Automatic Asset Rebalancing Program and your contract will be rebalanced in accordance with the investment requirements of the living benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE STRATEGIC ALLOCATION PROGRAM

The Strategic Allocation Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Strategic Allocation should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Strategic Allocation as your investment needs change.

The Strategic Allocation Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Strategic Allocations may have been built. Also, allocation to a single asset class may outperform a Strategic Allocation, so that you could have better investment returns investing in a single asset class than in a Strategic

Allocation. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Strategic Allocation will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Strategic Allocations represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Strategic Allocations meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Strategic Allocations can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE STRATEGIC ALLOCATION PROGRAM AT ANY TIME.

STRATEGIC ALLOCATIONS

----------------------------------------------------------------------------------------
                                                                 STRATEGIC
                                       STRATEGIC    STRATEGIC    ALLOCATION   STRATEGIC
                                       ALLOCATION   ALLOCATION    MODERATE    ALLOCATION
         VARIABLE PORTFOLIOS            BALANCED     MODERATE      GROWTH      GROWTH
----------------------------------------------------------------------------------------
 Allocation Balanced                     67.00%        0.00%        0.00%        0.00%
----------------------------------------------------------------------------------------
 Allocation Growth                        0.00%        0.00%        0.00%       67.00%
----------------------------------------------------------------------------------------
 Allocation Moderate                      0.00%       67.00%        0.00%        0.00%
----------------------------------------------------------------------------------------
 Allocation Moderate Growth               0.00%        0.00%       67.00%        0.00%
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        1.98%        2.31%        2.64%        4.29%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               0.66%        0.99%        1.32%        1.98%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        1.32%        1.65%        1.98%        2.64%
----------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R)               0.99%        1.32%        1.98%        2.64%
----------------------------------------------------------------------------------------
 Fidelity VIP Equity Income               2.64%        2.97%        3.30%        3.30%
----------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond      15.51%       10.56%        6.93%        1.32%
----------------------------------------------------------------------------------------
 Fidelity VIP Mid Cap                     3.96%        5.61%        6.27%        7.26%
----------------------------------------------------------------------------------------
 Fidelity VIP Overseas                    1.98%        2.64%        3.30%        4.29%
----------------------------------------------------------------------------------------
 T. Rowe Price Blue Chip Growth II        0.99%        1.32%        1.32%        1.65%
----------------------------------------------------------------------------------------
 T. Rowe Price Equity Income II           2.97%        3.63%        3.96%        4.29%
----------------------------------------------------------------------------------------
                               TOTAL    100.00%      100.00%      100.00%      100.00%
----------------------------------------------------------------------------------------


The Strategic Allocations and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Strategic Allocation are reconfigured on the evaluation date. However, once you invest in a Strategic Allocation, your investments are considered "static" because the Variable Portfolios and the percentages of your contract value allocated to each Variable Portfolio within the Strategic Allocation will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Strategic Allocation in line with your investment goals.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable

Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file. The 2-Year DCA Fixed Account may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100

----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2008 and within the previous six months (from February 17, 2008 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2008 must be submitted by U.S. Mail (from August 17, 2008 through August 16,
2009).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period.

Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer ("Default Rebalancing Instructions"). For example, your current contract value is allocated 80% in Variable Portfolio A and 20% in Variable Portfolio B. You request a transfer of 50% from Variable Portfolio A to Variable Portfolio C. Then your Default Rebalancing Instructions would be 40% in Variable Portfolio A, 20% in Variable Portfolio B and 40% in Variable Portfolio C. You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio which had higher returns into a Variable Portfolio which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing and you have not made any transfer, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and

Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you surrender your contract, we also deduct premium taxes, if applicable, and a contract maintenance fee, if applicable. PLEASE SEE EXPENSES BELOW.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

  When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

  During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

    After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Additionally, if you elect an optional living benefit, withdrawals up to the maximum annual withdrawal amount allowed under your optional living benefit are free of withdrawal charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 4th contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C) = D, where:
     A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
       ($100,000)
     C=The withdrawal charge percentage applicable to the age of each Purchase
       Payment (assuming 5% is the applicable percentage) [B x C = $5,000] D=Your contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
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CERTAIN OPTIONAL LIVING BENEFITS ARE EITHER NO LONGER OFFERED OR HAVE CHANGED SINCE FIRST BEING OFFERED. IF YOUR CONTRACT WAS ISSUED WITH AN OPTIONAL LIVING BENEFIT PRIOR TO MAY 1, 2009, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS REGARDING THOSE LIVING BENEFITS.

One of the following optional living benefits, all of which are guaranteed minimum withdrawal benefits, is available for election in your contract for an additional fee:

MARKETLOCK INCOME PLUS offers guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit for up to 5 or 10 years, even after withdrawals begin. The annual 6% Income Credit is reduced but not eliminated in any contract year in which withdrawals up to the maximum are taken, therefore providing a guarantee that income can increase during the first 10 years even after starting withdrawals. After the first 10 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90. In addition, if no withdrawals are taken during the first 12 years, on the 12th contract anniversary, the Minimum Income Base is equal to 200% of Eligible Purchase Payments.

MARKETLOCK FOR LIFE PLUS offers guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit for up to 5 or 10 years, even after withdrawals begin. The annual 6% Income Credit is only available in years that no withdrawals are taken. After the first 10 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90. In addition, if no withdrawals are taken during the first 12 years, on the 12th contract anniversary, the Minimum Income Base is equal to 200% of Eligible Purchase Payments.

MARKETLOCK FOR LIFE offers guaranteed lifetime income based on the contract's highest anniversary value during the contract's first 5 years. After the first 5 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90.

The living benefits described below are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. Living benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on these features as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

Living benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base, as defined below.

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the contract's free withdrawal amount and the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the features, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Please note that these features may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

These optional living benefits are designed for individuals or spouses. Thus, if a contract is owned by non-spousal joint Owners or Domestic Partners and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates; the surviving owner may not receive the full benefit of the feature.

MARKETLOCK INCOME PLUS

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

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                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
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                One Owner                          45                    80
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              Joint Owners
   (based on the age of the older Owner)           45                    80
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IF YOU ELECT TWO COVERED PERSONS:

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                              COVERED PERSON #1                 COVERED PERSON #2
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                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
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   NON-QUALIFIED:
    Joint Owners             45               80               45               85
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   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
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     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
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(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock Income Plus work?

MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

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      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
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         Prior to 65th birthday                  4% of Income Base
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        On or after 65th birthday                5% of Income Base
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TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

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    AGE OF THE YOUNGER COVERED PERSON
     OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
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         Prior to 65th birthday                  4% of Income Base
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        On or after 65th birthday              4.75% of Income Base
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As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Are there investment requirements if I elect MarketLock Income Plus?

Yes, as long as you have not elected to cancel the feature, we require that you allocate 100% of your investments to one of the following:

     - Cash Management Variable Portfolio

     - Managed Allocation Balanced Variable Portfolio

     - Managed Allocation Moderate Variable Portfolio

     - Managed Allocation Moderate Growth Variable Portfolio

     - Strategic Allocation Balanced

     - Strategic Allocation Moderate

     - Strategic Allocation Moderate Growth

     - 6-month, 1-Year or 2-Year DCA Fixed Accounts, if available

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

The Strategic Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. The investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Models, PLEASE SEE STRATEGIC ALLOCATION PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset

Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual

Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                 ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        1.10% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.35% of Income Base
------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base, will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.

MARKETLOCK FOR LIFE PLUS

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80

------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85

----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective

Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
         AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
          OR SURVIVING COVERED PERSON AT                 WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in accordance with the requirements outlined in either (1) or (2).

     (1) Allocate 100% of your investments to one of the following:

          - Cash Management Variable Portfolio

          - Managed Allocation Balanced Variable Portfolio

          - Managed Allocation Moderate Variable Portfolio

          - Managed Allocation Moderate Growth Variable Portfolio

          - Strategic Allocation Moderate Growth

          - Strategic Allocation Moderate

          - Strategic Allocation Balanced

          - 6-month, 1-Year or 2-Year DCA Fixed Accounts, if available

     (2) Allocate your investments in accordance with the requirements outlined in the table below:

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT               AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Non Restricted         Minimum 0%       PREMIER PORTFOLIOS
                          Maximum 100%        Fidelity VIP Investment Grade Bond
                                            SEASONS STRATEGIES
                                              Growth Strategy
                                              Moderate Growth Strategy
                                              Balanced Growth Strategy
                                              Conservative Growth Strategy
                                            SELECT PORTFOLIOS
                                              Diversified Fixed Income Portfolio
                                              Strategic Fixed Income Portfolio
                                              Cash Management Portfolio
                                            MANAGED ALLOCATION PORTFOLIOS
                                              Allocation Moderate Growth Portfolio
                                              Allocation Moderate Portfolio
                                              Allocation Balanced Portfolio

                                            DCA FIXED ACCOUNTS
                                              6-Month DCA
                                              1-Year DCA
                                              2-Year DCA

                                            FIXED ACCOUNTS
                                              1-Year Fixed
------------------------------------------------------------------------------------
 B. Equity Maximum         Minimum 0%       PREMIER PORTFOLIOS
                           Maximum 15%        American Funds Growth SAST
                                              American Funds Global Growth SAST
                                              American Funds Growth-Income SAST
                                              Fidelity VIP Overseas
                                              Fidelity VIP Contrafund(R)
                                              Fidelity VIP Mid Cap
                                              Fidelity VIP Equity Income
                                              T. Rowe Price Blue Chip Growth II
                                              T. Rowe Price Equity Income II
                                            SELECT PORTFOLIOS
                                              Large Cap Growth Portfolio
                                              Large Cap Composite Portfolio
                                              Large Cap Value Portfolio
                                              Mid Cap Growth Portfolio
                                              Mid Cap Value Portfolio
                                              Small Cap Portfolio
                                              International Equity Portfolio
                                            FOCUSED PORTFOLIOS
                                              Focus Growth Portfolio
                                              Focus Growth and Income Portfolio
                                              Focus Value Portfolio
                                              Focus TechNet Portfolio
------------------------------------------------------------------------------------
 C. Fully                 No Investment     MANAGED ALLOCATION PORTFOLIOS
    Restricted               Allowed          Allocation Growth Portfolio
------------------------------------------------------------------------------------




The Strategic Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Models, PLEASE SEE STRATEGIC ALLOCATION PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase

        Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year.

For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income

Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
 For One Covered Person                             0.95% of Income Base
----------------------------------------------------------------------------------
 For Two Covered Persons                            1.25% of Income Base
----------------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base, will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE PLUS.

MARKETLOCK FOR LIFE

When and how may I elect MarketLock For Life?

You may elect MarketLock For Life at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80

------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85

----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE?" BELOW.

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in accordance with the requirements outlined in either (1) or (2).

     (1) Allocate 100% of your investments to one of the following:

          - Cash Management Variable Portfolio

          - Managed Allocation Balanced Variable Portfolio

          - Managed Allocation Moderate Variable Portfolio

          - Managed Allocation Moderate Growth Variable Portfolio

          - Strategic Allocation Moderate Growth

          - Strategic Allocation Moderate

          - Strategic Allocation Balanced

          - 6-month, 1-Year or 2-Year DCA Fixed Accounts, if available

     (2) Allocate your investments in accordance with the requirements outlined in the table below:

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT               AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Non Restricted         Minimum 0%       PREMIER PORTFOLIOS
                          Maximum 100%        Fidelity VIP Investment Grade Bond
                                            SEASONS STRATEGIES
                                              Growth Strategy
                                              Moderate Growth Strategy
                                              Balanced Growth Strategy
                                              Conservative Growth Strategy
                                            SELECT PORTFOLIOS
                                              Diversified Fixed Income Portfolio
                                              Strategic Fixed Income Portfolio
                                              Cash Management Portfolio
                                            MANAGED ALLOCATION PORTFOLIOS
                                              Allocation Moderate Growth Portfolio
                                              Allocation Moderate Portfolio
                                              Allocation Balanced Portfolio

                                            DCA FIXED ACCOUNTS
                                              6-Month DCA
                                              1-Year DCA
                                              2-Year DCA

                                            FIXED ACCOUNTS
                                              1-Year Fixed
------------------------------------------------------------------------------------
 B. Equity Maximum         Minimum 0%       PREMIER PORTFOLIOS
                           Maximum 15%        American Funds Growth SAST
                                              American Funds Global Growth SAST
                                              American Funds Growth-Income SAST
                                              Fidelity VIP Overseas
                                              Fidelity VIP Contrafund(R)
                                              Fidelity VIP Mid Cap
                                              Fidelity VIP Equity Income
                                              T. Rowe Price Blue Chip Growth II
                                              T. Rowe Price Equity Income II
                                            SELECT PORTFOLIOS
                                              Large Cap Growth Portfolio
                                              Large Cap Composite Portfolio
                                              Large Cap Value Portfolio
                                              Mid Cap Growth Portfolio
                                              Mid Cap Value Portfolio
                                              Small Cap Portfolio
                                              International Equity Portfolio
                                            FOCUSED PORTFOLIOS
                                              Focus Growth Portfolio
                                              Focus Growth and Income Portfolio
                                              Focus Value Portfolio
                                              Focus TechNet Portfolio
------------------------------------------------------------------------------------
 C. Fully                 No Investment     MANAGED ALLOCATION PORTFOLIOS
    Restricted               Allowed          Allocation Growth Portfolio
------------------------------------------------------------------------------------




The Strategic Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Models, PLEASE SEE STRATEGIC ALLOCATION PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Each year following the Effective Date is a Benefit Year. Only on each Benefit Year anniversary do we determine if the Income Base should be increased based on cumulative Eligible Purchase Payments or the highest Anniversary Value. The calculation and components of this determination are detailed below.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base, will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE.

ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS

The following provides additional information applicable to all of the optional living benefits ("Living Benefit").

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s); however, the Income Base will no longer be increased on the Benefit Year anniversary.

However, for MarketLock Income Plus and MarketLock For Life Plus, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate. An Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage in the table above divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS OR "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK FOR LIFE ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel my Living Benefit feature?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons and upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.

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                                 DEATH BENEFITS
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica and/or First SunAmerica to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS REGARDING THOSE FEATURES.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-Qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used if you have elected an optional living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Optional Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF AN OPTIONAL LIVING BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

   THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF AN OPTIONAL LIVING BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by any Withdrawal Adjustment.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT ANY OPTIONAL LIVING BENEFITS OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in New York and Washington.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before your 80th birthday; or

          (c) The date of death,

         adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the time timeframes outlined in (a)-(c) will not accrue at 5%.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.20% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date. The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF AN OPTIONAL LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF AN OPTIONAL LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by any Withdrawal Adjustment; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary and reduced by any Withdrawal Adjustment since that contract anniversary.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract. This benefit is not available for election in New York and Washington.

In order to elect EstatePlus, you must have also elect the optional Maximum Anniversary Value death benefit described above.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

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         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
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 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
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 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
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 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
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The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

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         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
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 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
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* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date or dies after the Latest Annuity Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.55% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 4 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

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 YEAR                      1           2           3           4          5+
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 WITHDRAWAL CHARGE        7%          6%          6%          5%          0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Underlying Fund shares are subject to a fee of 0.25% imposed under a servicing plan adopted by Seasons Series Trust, SunAmerica Series Trust, Fidelity Variable Insurance Products and T. Rowe Price Equity Series, Inc. pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Seasons Managed Allocation Portfolios do not directly impose a 12b-1 fee, but do invest in certain Select and Focused Portfolios, and thus, indirectly bear the expenses of those Underlying Funds including the 12b-1 fees.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFITS FEES

The annualized living benefits fees will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

OPTIONAL MARKETLOCK INCOME PLUS FEE

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   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
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 For One Covered Person          1.10% of Income Base
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 For Two Covered Persons         1.35% of Income Base
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OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

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        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
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 For One Covered Person                             0.95% of Income Base
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 For Two Covered Persons                            1.25% of Income Base
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OPTIONAL MARKETLOCK FOR LIFE FEE

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        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
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 For One Covered Person                             0.70% of Income Base
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 For Two Covered Persons                            0.95% of Income Base
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OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolio(s).

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.20% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes and the percentage of the tax.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 6.25% of the initial Purchase Payment.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                           PAYMENTS IN CONNECTION WITH
                          DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2008 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1. We receive 12b-1 fees of up to 0.25% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Seasons Managed Allocation Portfolios. The Seasons Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, our wholly-owned subsidiary, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. PLEASE SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. PLEASE SEE TAXES BELOW.

ANNUITY INCOME OPTIONS

You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED (FOR CONTRACT ISSUED IN ALL STATES EXCEPT NEW YORK)

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED (FOR CONTRACTS ISSUED IN NEW YORK ONLY)

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

  TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

  Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age
  59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans.

If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a Non-Natural Owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

AIG SunAmerica Life Assurance Company ("SunAmerica") is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, SunAmerica redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067.

SunAmerica conducts life insurance and annuity business in the District of Columbia and all states except New York.

SunAmerica is in the process of changing its name to SunAmerica Annuity and Life Assurance Company. We anticipate this process will take some time to implement in all states where we do business. We expect the name change to be completed during 2009. To begin this process we officially changed the name in our state of domicile, Arizona and have filed the name change in all other states. Please keep in mind, this is a name change only and will not affect the substance of your contract.

First SunAmerica Life Insurance Company ("First SunAmerica") is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 70 Pine Street, New York, New York 10270. First SunAmerica conducts life insurance and annuity business only in the state of New York.

OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica and First SunAmerica are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement services and asset management. In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of AIG through the issuance of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.

Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, AIG's participation under the Troubled Assets Relief Program ("TARP") and AIG's restructuring plans can be found in AIG's Form 10-K and subsequent filings on Form 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue operations as a going concern for the next 12 months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the United States Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due, including obligations under the support agreement discussed below and/or to provide capital support to its subsidiaries, such as the Company should such a need arise.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of AIG and rating downgrades beginning late in the third quarter of 2008, the uncertainties associated with AIG's restructuring plan and other AIG-related news also has an impact on the Company's sales.

The Company is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica established the Separate Account, Variable Annuity Account Five, under Arizona law on July 8, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.

First SunAmerica originally established the Separate Account, FS Variable Annuity Account Five, under New York law on August 1, 1997.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts , including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

PLEASE SEE APPENDIX D FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES BY AMERICAN HOME ASSURANCE COMPANY FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.

FINANCIAL STATEMENTS

There are various sets of financial statements included in the Registration Statement. The financial statements of the Company, the Separate Account and the Guarantor, if applicable, are available by requesting a copy of the Statement of Additional Information. The financial statements of AIG are incorporated by reference herein. Information about how to obtain these documents is provided below.

THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix D for more information regarding the Guarantor.

AIG SUPPORT AGREEMENT

AIG's 10-K is incorporated herein by reference because there is a Support Agreement in place whereby AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires AIG to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against AIG on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.

The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2008, File No. 001-08787, filed on March 2, 2009, and on Form 10-K/A filed on March 13, 2009, are incorporated herein by reference in the prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Please note that the SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

We encourage both existing and prospective contract owners to read and understand the financial statements.

The financial statements are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

AIG is subject to the informational requirements of the Exchange Act of 1934 and as a result files reports and other information with the SEC to meet those requirements. AIG files this information electronically via EDGAR and it is available to the public through the SEC's website at www.sec.gov.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

Along with other companies, SunAmerica has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. SunAmerica is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. SunAmerica is cooperating fully with the investigation. The impact of this matter, if any, on SunAmerica's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting Variable Annuity Account Five. Various lawsuits against SunAmerica and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of SunAmerica.

There are no pending legal proceedings affecting FS FS Variable Annuity Account Five. Various lawsuits against First SunAmerica have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of First SunAmerica, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of First SunAmerica.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI are listed below.

AIG SUNAMERICA LIFE ASSURANCE COMPANY (IN ALL
  STATES EXCEPT NEW YORK):
Separate Account
General Account
Support Agreement Between the Company and AIG
Master-Feeder Structure
Performance Data
MarketLock Income Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock for Life Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock for Life Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before July 30, 2007 (Maximum Annual
  Withdrawal Percentage for Age of Covered
  Person)
MarketLock Optional Living Benefit Provisions
MarketLock For Two Optional Living Benefit
  Provisions
Seasons Promise Optional Living Benefit
  Provisions
Seasons Income Rewards Optional Living
  Benefit Provisions
Death Benefit Provisions for Contracts Issued
  on or After May 1, 2007 and Before May 1,
  2009
Death Benefits Following Spousal Continuation
  Provisions for Contracts Issued on or After
  May 1, 2007 and Before May 1, 2009
Death Benefit Provisions for Contracts Issued
  Before May 1, 2007
Death Benefits Following Spousal Continuation
  Provisions for Contracts Issued Before May
  1, 2007
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements

FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW
  YORK ONLY):
Separate Account
General Account
Support Agreement Between the Company and AIG
Master-Feeder Structure
Performance Data
MarketLock Income Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock for Life Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock Optional Living Benefit Provisions
MarketLock For Two Optional Living Benefit
  Provisions
Seasons Promise Optional Living Benefit
  Provisions
Seasons Income Rewards Optional Living
  Benefit Provisions
Death Benefit Provisions for Contracts Issued
  Before May 1, 2009
Death Benefits Following Spousal Continuation
  Provisions for Contracts Issued Before May
  1, 2009
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements


IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, PLEASE SEE APPENDIX D FOR THE TABLE OF CONTENTS APPLICABLE TO YOUR STATEMENT OF ADDITIONAL INFORMATION.

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--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
      AIG SUNAMERICA LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

PREMIER PORTFOLIOS

                                                                                            FISCAL
                                                                           INCEPTION         YEAR
                                                                              TO             ENDED
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                                   4/30/07         4/30/08
----------------------------------------------------------------------------------------------------
American Funds Global Growth SAST (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

American Funds Growth SAST (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

American Funds Growth-Income SAST (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2 SHARES

----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

Fidelity VIP Equity Income (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------



     (a)  Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
          AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
      AIG SUNAMERICA LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

                                                                                            FISCAL
                                                                           INCEPTION         YEAR
                                                                              TO             ENDED
                                                                            4/30/07         4/30/08
----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

Fidelity VIP Overseas (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2 SHARES

----------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth II (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income II (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------



     (a)  Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
          AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
      AIG SUNAMERICA LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

SELECT PORTFOLIOS

                                                                                            FISCAL
                                                                          INCEPTION          YEAR
                                                                             TO              ENDED
SEASONS SERIES TRUST -- CLASS 3 SHARES                                     4/30/07          4/30/08
------------------------------------------------------------------------------------------------------
Large-Cap Growth (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $  9.360   (a)   $ 10.276
                                                                       (b)   $  9.248   (b)   $ 10.087
  Ending AUV........................................................   (a)   $ 10.276   (a)   $ 10.887
                                                                       (b)   $ 10.087   (b)   $ 10.618
  Ending Number of AUs..............................................   (a)    144,289   (a)    337,651
                                                                       (b)         32   (b)      5,215

------------------------------------------------------------------------------------------------------

Large-Cap Composite (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $ 10.413   (a)   $ 11.541
                                                                       (b)   $ 10.286   (b)   $ 11.336
  Ending AUV........................................................   (a)   $ 11.541   (a)   $ 10.895
                                                                       (b)   $ 11.336   (b)   $ 10.649
  Ending Number of AUs..............................................   (a)     19,663   (a)     54,551
                                                                       (b)         29   (b)      3,311

------------------------------------------------------------------------------------------------------
Large-Cap Value (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $ 14.408   (a)   $ 16.145
                                                                       (b)   $ 14.163   (b)   $ 15.800
  Ending AUV........................................................   (a)   $ 16.145   (a)   $ 14.918
                                                                       (b)   $ 15.800   (b)   $ 14.519
  Ending Number of AUs..............................................   (a)    110,016   (a)    228,499
                                                                       (b)         21   (b)      6,362

------------------------------------------------------------------------------------------------------
Mid-Cap Growth (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $ 17.048   (a)   $ 19.573
                                                                       (b)   $ 16.789   (b)   $ 19.200
  Ending AUV........................................................   (a)   $ 19.573   (a)   $ 19.456
                                                                       (b)   $ 19.200   (b)   $ 18.992
  Ending Number of AUs..............................................   (a)     41,417   (a)    108,241
                                                                       (b)         18   (b)      2,312

------------------------------------------------------------------------------------------------------

Mid-Cap Value (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $ 22.065   (a)   $ 25.800
                                                                       (b)   $ 21.654   (b)   $ 25.173
  Ending AUV........................................................   (a)   $ 25.800   (a)   $ 22.458
                                                                       (b)   $ 25.173   (b)   $ 21.800
  Ending Number of AUs..............................................   (a)     44,447   (a)     91,894
                                                                       (b)         18   (b)      2,297

------------------------------------------------------------------------------------------------------

Small-Cap (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $ 12.167   (a)   $ 13.749
                                                                       (b)   $ 11.952   (b)   $ 13.448
  Ending AUV........................................................   (a)   $ 13.749   (a)   $ 11.437
                                                                       (b)   $ 13.448   (b)   $ 11.118
  Ending Number of AUs..............................................   (a)    107,238   (a)    206,550
                                                                       (b)         25   (b)      8,352

------------------------------------------------------------------------------------------------------



     (a)  Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
          AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
      AIG SUNAMERICA LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

                                                                                            FISCAL
                                                                          INCEPTION          YEAR
                                                                             TO              ENDED
                                                                           4/30/07          4/30/08
------------------------------------------------------------------------------------------------------
International Equity (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $ 10.949   (a)   $ 12.877
                                                                       (b)   $ 10.881   (b)   $ 12.722
  Ending AUV........................................................   (a)   $ 12.877   (a)   $ 12.428
                                                                       (b)   $ 12.722   (b)   $ 12.222
  Ending Number of AUs..............................................   (a)    167,097   (a)    429,689
                                                                       (b)         28   (b)      8,214

------------------------------------------------------------------------------------------------------

Diversified Fixed Income (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $ 11.741   (a)   $ 11.963
                                                                       (b)   $ 11.533   (b)   $ 11.680
  Ending AUV........................................................   (a)   $ 11.963   (a)   $ 12.463
                                                                       (b)   $ 11.680   (b)   $ 12.104
  Ending Number of AUs..............................................   (a)     41,357   (a)    167,048
                                                                       (b)         26   (b)      4,336

------------------------------------------------------------------------------------------------------

Strategic Fixed Income (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $ 10.458   (a)   $ 10.944
                                                                       (b)   $ 10.359   (b)   $ 10.797
  Ending AUV........................................................   (a)   $ 10.944   (a)   $ 10.865
                                                                       (b)   $ 10.797   (b)   $ 10.666
  Ending Number of AUs..............................................   (a)    109,096   (a)    209,394
                                                                       (b)         29   (b)      3,905

------------------------------------------------------------------------------------------------------

Cash Management (Inception Date: 9/29/06)
  Beginning AUV.....................................................   (a)   $ 10.776   (a)   $ 10.963
                                                                       (b)   $ 10.634   (b)   $ 10.751
  Ending AUV........................................................   (a)   $ 10.963   (a)   $ 11.121
                                                                       (b)   $ 10.751   (b)   $ 10.841
  Ending Number of AUs..............................................   (a)      9,280   (a)     68,136
                                                                       (b)        127   (b)        534

------------------------------------------------------------------------------------------------------



     (a)  Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
          AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
      AIG SUNAMERICA LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

FOCUSED PORTFOLIOS

                                                                                            FISCAL
                                                                          INCEPTION          YEAR
                                                                              TO             ENDED
SEASONS SERIES TRUST -- CLASS 3 SHARES                                     4/30/07          4/30/08
------------------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 9/29/06)
  Beginning AUV......................................................   (a)   $ 7.396   (a)   $  8.312
                                                                        (b)   $ 7.264   (b)   $  8.104
  Ending AUV.........................................................   (a)   $ 8.312   (a)   $  8.734
                                                                        (b)   $ 8.104   (b)   $  8.470
  Ending Number of AUs...............................................   (a)    40,578   (a)    141,577
                                                                        (b)        41   (b)     12,220

------------------------------------------------------------------------------------------------------

Focus Growth & Income (Inception Date: 9/29/06)
  Beginning AUV......................................................   (a)   $10.640   (a)   $ 11.769
                                                                        (b)   $10.428   (b)   $ 11.478
  Ending AUV.........................................................   (a)   $11.769   (a)   $ 10.754
                                                                        (b)   $11.478   (b)   $ 10.442
  Ending Number of AUs...............................................   (a)    26,834   (a)     98,092
                                                                        (b)        29   (b)      3,900

------------------------------------------------------------------------------------------------------

Focus Value (Inception Date: 9/29/06)
  Beginning AUV......................................................   (a)   $16.901   (a)   $ 19.272
                                                                        (b)   $16.603   (b)   $ 18.818
  Ending AUV.........................................................   (a)   $19.272   (a)   $ 17.689
                                                                        (b)   $18.818   (b)   $ 17.196
  Ending Number of AUs...............................................   (a)    27,720   (a)     91,722
                                                                        (b)       255   (b)      4,407

------------------------------------------------------------------------------------------------------
Focus TechNet (Inception Date: 9/29/06)
  Beginning AUV......................................................   (a)   $ 4.903   (a)   $  5.240
                                                                        (b)   $ 4.807   (b)   $  5.118
  Ending AUV.........................................................   (a)   $ 5.240   (a)   $  5.234
                                                                        (b)   $ 5.118   (b)   $  5.088
  Ending Number of AUs...............................................   (a)    25,890   (a)    110,680
                                                                        (b)       909   (b)      5,951

------------------------------------------------------------------------------------------------------



     (a)  Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
          AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
      AIG SUNAMERICA LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

SEASONS MANAGED ALLOCATION PORTFOLIOS

                                                                                            FISCAL
                                                                         INCEPTION           YEAR
                                                                            TO               ENDED
SEASONS SERIES TRUST -- CLASS 3 SHARES                                    4/30/07           4/30/08
-------------------------------------------------------------------------------------------------------
Allocation Growth (Inception Date: 9/29/06)
  Beginning AUV....................................................   (a)   $ 11.314   (a)   $   12.784
                                                                      (b)   $ 11.277   (b)   $   12.694
  Ending AUV.......................................................   (a)   $ 12.784   (a)   $   12.100
                                                                      (b)   $ 12.694   (b)   $   11.960
  Ending Number of AUs.............................................   (a)    319,530   (a)      714,057
                                                                      (b)     14,422   (b)       48,567

-------------------------------------------------------------------------------------------------------
Allocation Moderate Growth (Inception Date: 9/29/06)
  Beginning AUV....................................................   (a)   $ 11.116   (a)   $   12.377
                                                                      (b)   $ 11.080   (b)   $   12.302
  Ending AUV.......................................................   (a)   $ 12.377   (a)   $   11.872
                                                                      (b)   $ 12.302   (b)   $   11.747
  Ending Number of AUs.............................................   (a)    876,052   (a)    5,020,399
                                                                      (b)      9,360   (b)       62,184

-------------------------------------------------------------------------------------------------------

Allocation Moderate (Inception Date: 9/29/06)
  Beginning AUV....................................................   (a)   $ 10.942   (a)   $   12.001
                                                                      (b)   $ 10.876   (b)   $   11.894
  Ending AUV.......................................................   (a)   $ 12.001   (a)   $   11.656
                                                                      (b)   $ 11.894   (b)   $   11.501
  Ending Number of AUs.............................................   (a)    262,711   (a)    1,826,206
                                                                      (b)     19,360   (b)      100,072

-------------------------------------------------------------------------------------------------------

Allocation Balanced (Inception Date: 9/29/06)
  Beginning AUV....................................................   (a)   $ 10.741   (a)   $   11.584
                                                                      (b)   $ 10.668   (b)   $   11.458
  Ending AUV.......................................................   (a)   $ 11.584   (a)   $   11.395
                                                                      (b)   $ 11.458   (b)   $   11.214
  Ending Number of AUs.............................................   (a)    110,831   (a)      784,276
                                                                      (b)         28   (b)       34,705

-------------------------------------------------------------------------------------------------------



     (a)  Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
          AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
      AIG SUNAMERICA LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

SEASONS STRATEGIES

                                                                                            FISCAL
                                                                          INCEPTION          YEAR
                                                                              TO             ENDED
SEASONS SERIES TRUST -- CLASS 3 SHARES                                     4/30/07          4/30/08
------------------------------------------------------------------------------------------------------
Growth (Inception Date: 9/29/06)
  Beginning AUV......................................................   (a)   $17.927   (a)   $ 19.820
                                                                        (b)   $17.659   (b)   $ 19.467
  Ending AUV.........................................................   (a)   $19.820   (a)   $ 19.760
                                                                        (b)   $19.467   (b)   $ 19.320
  Ending Number of AUs...............................................   (a)    33,658   (a)    286,941
                                                                        (b)     3,544   (b)     22,247

------------------------------------------------------------------------------------------------------

Moderate Growth (Inception Date: 9/29/06)
  Beginning AUV......................................................   (a)   $17.258   (a)   $ 18.915
                                                                        (b)   $16.917   (b)   $ 18.487
  Ending AUV.........................................................   (a)   $18.915   (a)   $ 18.794
                                                                        (b)   $18.487   (b)   $ 18.286
  Ending Number of AUs...............................................   (a)    65,773   (a)    523,048
                                                                        (b)    17,950   (b)     42,164

------------------------------------------------------------------------------------------------------

Balanced Growth (Inception Date: 9/29/06)
  Beginning AUV......................................................   (a)   $16.527   (a)   $ 17.819
                                                                        (b)   $16.262   (b)   $ 17.455
  Ending AUV.........................................................   (a)   $17.819   (a)   $ 17.991
                                                                        (b)   $17.455   (b)   $ 17.546
  Ending Number of AUs...............................................   (a)    25,588   (a)    138,619
                                                                        (b)     3,558   (b)     15,362

------------------------------------------------------------------------------------------------------

Conservative Growth (Inception Date: 9/29/06)
  Beginning AUV......................................................   (a)   $16.156   (a)   $ 17.234
                                                                        (b)   $15.904   (b)   $ 16.892
  Ending AUV.........................................................   (a)   $17.234   (a)   $ 17.338
                                                                        (b)   $16.892   (b)   $ 16.868
  Ending Number of AUs...............................................   (a)    30,842   (a)    179,540
                                                                        (b)        19   (b)      1,904

------------------------------------------------------------------------------------------------------



     (a)  Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
          AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)

PREMIER PORTFOLIOS


                                                                                            FISCAL
                                                                           INCEPTION         YEAR
                                                                              TO             ENDED
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                                   4/30/07         4/30/08
----------------------------------------------------------------------------------------------------


American Funds Global Growth SAST (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------
American Funds Growth SAST (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------
American Funds Growth-Income SAST (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2 SHARES
----------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R) (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

Fidelity VIP Equity Income (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the Maximum Anniversary
                 Value Death Benefit
                 (b) With election of the Maximum Anniversary Value
                 Death Benefit

                 The Separate Account has a fiscal year end of April 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)

                                                                                            FISCAL
                                                                           INCEPTION         YEAR
                                                                              TO             ENDED
                                                                            4/30/07         4/30/08
----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------


Fidelity VIP Mid Cap (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

Fidelity VIP Overseas (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2 SHARES
----------------------------------------------------------------------------------------------------

T. Rowe Price Blue Chip Growth II (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income II (Inception Date: 05/01/08)
  Beginning AUV........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending AUV...........................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A
  Ending Number of AUs.................................................   (a)    N/A      (a)    N/A
                                                                          (b)    N/A      (b)    N/A

----------------------------------------------------------------------------------------------------





SELECT PORTFOLIOS


SEASONS SERIES TRUST -- CLASS 3 SHARES
-----------------------------------------------------------------------------------------------------


Large-Cap Growth (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $ 9.360   (a)  $10.276
                                                                          (b)  $ 9.248   (b)  $10.142
  Ending AUV...........................................................   (a)  $10.276   (a)  $10.887
                                                                          (b)  $10.142   (b)  $10.723
  Ending Number of AUs.................................................   (a)       32   (a)    7,862
                                                                          (b)    9,722   (b)    9,648
-----------------------------------------------------------------------------------------------------

                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the Maximum Anniversary
                 Value Death Benefit
                 (b) With election of the Maximum Anniversary Value
                 Death Benefit

                 The Separate Account has a fiscal year end of April
                 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)

                                                                                            FISCAL
                                                                            INCEPTION        YEAR
                                                                               TO            ENDED
                                                                             4/30/07        4/30/08
-----------------------------------------------------------------------------------------------------

Large-Cap Composite (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $10.413   (a)  $11.541
                                                                          (b)  $10.286   (b)  $11.387
  Ending AUV...........................................................   (a)  $11.541   (a)  $10.895
                                                                          (b)  $11.387   (b)  $10.728
  Ending Number of AUs.................................................   (a)       46   (a)    3,226
                                                                          (b)        0   (b)        0
-----------------------------------------------------------------------------------------------------
Large-Cap Value (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $14.408   (a)  $16.145
                                                                          (b)  $14.163   (b)  $15.852
  Ending AUV...........................................................   (a)  $16.145   (a)  $14.918
                                                                          (b)  $15.852   (b)  $14.618
  Ending Number of AUs.................................................   (a)      166   (a)    3,748
                                                                          (b)   12,634   (b)   20,182
-----------------------------------------------------------------------------------------------------
Mid-Cap Growth (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $17.048   (a)  $19.573
                                                                          (b)  $16.789   (b)  $19.254
  Ending AUV...........................................................   (a)  $19.573   (a)  $19.456
                                                                          (b)  $19.254   (b)  $19.101
  Ending Number of AUs.................................................   (a)       77   (a)    3,966
                                                                          (b)    2,619   (b)    4,359
-----------------------------------------------------------------------------------------------------
Mid-Cap Value (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $22.065   (a)  $25.800
                                                                          (b)  $21.654   (b)  $25.289
  Ending AUV...........................................................   (a)  $25.800   (a)  $22.458
                                                                          (b)  $25.289   (b)  $21.970
  Ending Number of AUs.................................................   (a)       59   (a)    2,189
                                                                          (b)    2,033   (b)    6,864
-----------------------------------------------------------------------------------------------------
Small-Cap (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $12.167   (a)  $13.749
                                                                          (b)  $11.952   (b)  $13.492
  Ending AUV...........................................................   (a)  $13.749   (a)  $11.437
                                                                          (b)  $13.492   (b)  $11.200
  Ending Number of AUs.................................................   (a)      109   (a)    5,115
                                                                          (b)    1,960   (b)   10,505
-----------------------------------------------------------------------------------------------------
International Equity (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $10.949   (a)  $12.877
                                                                          (b)  $10.881   (b)  $12.783
  Ending AUV...........................................................   (a)  $12.877   (a)  $12.428
                                                                          (b)  $12.783   (b)  $12.313
  Ending Number of AUs.................................................   (a)    1,086   (a)   14,789
                                                                          (b)   26,171   (b)   45,094
-----------------------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $11.741   (a)  $11.963
                                                                          (b)  $11.533   (b)  $11.738
  Ending AUV...........................................................   (a)  $11.963   (a)  $12.463
                                                                          (b)  $11.738   (b)  $12.204
  Ending Number of AUs.................................................   (a)      167   (a)    1,675
                                                                          (b)   18,873   (b)   23,575
-----------------------------------------------------------------------------------------------------

                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the Maximum Anniversary
                 Value Death Benefit
                 (b) With election of the Maximum Anniversary Value
                 Death Benefit

                 The Separate Account has a fiscal year end of April
                 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)

                                                                                            FISCAL
                                                                            INCEPTION        YEAR
                                                                               TO            ENDED
                                                                             4/30/07        4/30/08
-----------------------------------------------------------------------------------------------------

Strategic Fixed Income (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $10.458   (a)  $10.944
                                                                          (b)  $10.359   (b)  $10.828
  Ending AUV...........................................................   (a)  $10.944   (a)  $10.865
                                                                          (b)  $10.828   (b)  $10.729
  Ending Number of AUs.................................................   (a)       29   (a)    2,191
                                                                          (b)    4,737   (b)    9,428
-----------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $10.776   (a)  $10.963
                                                                          (b)  $10.634   (b)  $10.807
  Ending AUV...........................................................   (a)  $10.963   (a)  $11.121
                                                                          (b)  $10.807   (b)  $10.940
  Ending Number of AUs.................................................   (a)   19,342   (a)   19,548
                                                                          (b)        0   (b)      730
-----------------------------------------------------------------------------------------------------




FOCUSED PORTFOLIOS

SEASONS SERIES TRUST -- CLASS 3 SHARES
-----------------------------------------------------------------------------------------------------


Focus Growth (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $ 7.396   (a)  $ 8.312
                                                                          (b)  $ 7.264   (b)  $ 8.154
  Ending AUV...........................................................   (a)  $ 8.312   (a)  $ 8.734
                                                                          (b)  $ 8.154   (b)  $ 8.552
  Ending Number of AUs.................................................   (a)       65   (a)    7,368
                                                                          (b)        0   (b)    2,719

-----------------------------------------------------------------------------------------------------
Focus Growth & Income (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $10.640   (a)  $11.769
                                                                          (b)  $10.428   (b)  $11.510
  Ending AUV...........................................................   (a)  $11.769   (a)  $10.754
                                                                          (b)  $11.510   (b)  $10.497
  Ending Number of AUs.................................................   (a)      234   (a)    1,341
                                                                          (b)    6,260   (b)    8,274

-----------------------------------------------------------------------------------------------------
Focus Value (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $16.901   (a)  $19.272
                                                                          (b)  $16.603   (b)  $18.913
  Ending AUV...........................................................   (a)  $19.272   (a)  $17.689
                                                                          (b)  $18.913   (b)  $17.324
  Ending Number of AUs.................................................   (a)       18   (a)    1,306
                                                                          (b)        0   (b)    9,168

-----------------------------------------------------------------------------------------------------
Focus TechNet (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $ 4.903   (a)  $ 5.240
                                                                          (b)  $ 4.807   (b)  $ 5.132
  Ending AUV...........................................................   (a)  $ 5.240   (a)  $ 5.234
                                                                          (b)  $ 5.132   (b)  $ 5.114
  Ending Number of AUs.................................................   (a)       62   (a)    8,364
                                                                          (b)    9,159   (b)   16,406

-----------------------------------------------------------------------------------------------------


AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the Maximum Anniversary Value Death Benefit
                 (b) With election of the Maximum Anniversary Value Death
                 Benefit

                 The Separate Account has a fiscal year end of April 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)

SEASONS MANAGED ALLOCATION PORTFOLIOS

                                                                                            FISCAL
                                                                           INCEPTION         YEAR
                                                                              TO            ENDED
SEASONS SERIES TRUST -- CLASS 3 SHARES                                      4/30/07        4/30/08
-----------------------------------------------------------------------------------------------------


Allocation Growth (Inception Date - 09/29/06)
  Beginning AUV.......................................................   (a)  $11.314   (a)  $ 12.784
                                                                         (b)  $11.277   (b)  $ 12.721
  Ending AUV..........................................................   (a)  $12.784   (a)  $ 12.100
                                                                         (b)  $12.721   (b)  $ 12.016
  Ending Number of AUs................................................   (a)    2,855   (a)    88,979
                                                                         (b)   11,810   (b)    49,715

-----------------------------------------------------------------------------------------------------
Allocation Moderate (Inception Date - 09/29/06)
  Beginning AUV.......................................................   (a)  $10.942   (a)  $ 12.001
                                                                         (b)  $10.876   (b)  $ 11.915
  Ending AUV..........................................................   (a)  $12.001   (a)  $ 11.656
                                                                         (b)  $11.915   (b)  $ 11.550
  Ending Number of AUs................................................   (a)   11,223   (a)   129,675
                                                                         (b)   49,096   (b)   149,394

-----------------------------------------------------------------------------------------------------
Allocation Moderate Growth (Inception Date - 09/29/06)
  Beginning AUV.......................................................   (a)  $11.116   (a)  $ 12.377
                                                                         (b)  $11.080   (b)  $ 12.319
  Ending AUV..........................................................   (a)  $12.377   (a)  $ 11.872
                                                                         (b)  $12.319   (b)  $ 11.792
  Ending Number of AUs................................................   (a)   59,735   (a)   328,097
                                                                         (b)   21,027   (b)   247,477

-----------------------------------------------------------------------------------------------------
Allocation Balanced (Inception Date - 09/29/06)
  Beginning AUV.......................................................   (a)  $10.741   (a)  $ 11.584
                                                                         (b)  $10.668   (b)  $ 11.491
  Ending AUV..........................................................   (a)  $11.584   (a)  $ 11.395
                                                                         (b)  $11.491   (b)  $ 11.281
  Ending Number of AUs................................................   (a)    2,117   (a)    73,644
                                                                         (b)   52,078   (b)   130,559

-----------------------------------------------------------------------------------------------------


SEASONS STRATEGIES


SEASONS SERIES TRUST -- CLASS 3 SHARES
-----------------------------------------------------------------------------------------------------


Growth Strategy (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $17.927   (a)  $19.820
                                                                          (b)  $17.659   (b)  $19.502
  Ending AUV...........................................................   (a)  $19.820   (a)  $19.760
                                                                          (b)  $19.502   (b)  $19.403
  Ending Number of AUs.................................................   (a)      495   (a)   16,881
                                                                          (b)      709   (b)    4,579
-----------------------------------------------------------------------------------------------------
Moderate Growth Strategy (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $17.258   (a)  $18.915
                                                                          (b)  $16.917   (b)  $18.520
  Ending AUV...........................................................   (a)  $18.915   (a)  $18.794
                                                                          (b)  $18.520   (b)  $18.364
  Ending Number of AUs.................................................   (a)    5,000   (a)    7,403
                                                                          (b)    6,717   (b)   28,881
-----------------------------------------------------------------------------------------------------

                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the Maximum Anniversary
                 Value Death Benefit
                 (b) With election of the Maximum Anniversary Value
                 Death Benefit

                 The Separate Account has a fiscal year end of April
                 30.

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)

                                                                                            FISCAL
                                                                            INCEPTION        YEAR
                                                                               TO            ENDED
                                                                             4/30/07        4/30/08
-----------------------------------------------------------------------------------------------------

Balanced Growth Strategy (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $16.527   (a)  $17.819
                                                                          (b)  $16.262   (b)  $17.515
  Ending AUV...........................................................   (a)  $17.819   (a)  $17.991
                                                                          (b)  $17.515   (b)  $17.650
  Ending Number of AUs.................................................   (a)    5,607   (a)   18,567
                                                                          (b)    4,151   (b)    4,997
-----------------------------------------------------------------------------------------------------
Conservative Growth Strategy (Inception Date - 09/29/06)
  Beginning AUV........................................................   (a)  $16.156   (a)  $17.234
                                                                          (b)  $15.904   (b)  $16.946
  Ending AUV...........................................................   (a)  $17.234   (a)  $17.338
                                                                          (b)  $16.946   (b)  $17.014
  Ending Number of AUs.................................................   (a)       34   (a)    1,860
                                                                          (b)        0   (b)        0
-----------------------------------------------------------------------------------------------------


AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the Maximum Anniversary Value Death Benefit
                 (b) With election of the Maximum Anniversary Value Death
                 Benefit

                 The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the standard and Maximum Anniversary Value death benefits, the Combination HV & Roll-Up death benefit and the EstatePlus death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, whether optional living benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used if an optional living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original owner had elected one of the Optional Living Benefits, described above.

A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF AN OPTIONAL LIVING BENEFIT:

1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  The lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF AN OPTIONAL LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. The lesser of:

               (1) Continuation Net Purchase Payments; or

               (2) 125% of contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          1. Contract value; or

          2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or

          3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received and reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of an Optional Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see the Statement of Additional Information for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

B.  COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S
    DEATH:

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, and adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before the Continuing Spouse's 80th birthday; or

          (c) The Continuing Spouse's date of death,

         adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies. If the Continuing Spouse terminates the benefit or dies after the Latest Annuity Date, no Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

C.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock For Life features:

MARKETLOCK INCOME PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock Income Plus feature:

EXAMPLE 1:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st anniversary is the Net Income Credit Percentage (6%) multiplied by the Income Credit Base ($100,000) which equals $6,000. On your 1st contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $223,000      $218,000      $200,000       $12,000       $10,900
----------------------------------------------------------------------------------
     3rd        $223,000      $230,000      $200,000       $12,000       $11,500
----------------------------------------------------------------------------------
     4th        $223,000      $242,000      $200,000       $12,000       $12,100
----------------------------------------------------------------------------------
     5th        $253,000      $285,800      $230,000       $13,800       $14,290
----------------------------------------------------------------------------------
     6th        $303,000      $299,600      $230,000       $13,800       $14,980
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year. On your 2nd anniversary, your Income Credit is $12,000
(6% x $200,000) and your Income Base equals $218,000 ($206,000 + $12,000). Your
Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $272,000
($242,000 + $30,000). On your 5th anniversary, your Income Credit Base is $230,000 and your Income Credit equals $13,800 ($230,000 x 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Therefore, if you elect to extend your Income Credit Period, your Income Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amount are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000      $115,000        N/A*         $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $121,900      $115,000       $6,900        $6,095
----------------------------------------------------------------------------------
     4th        $110,000      $128,800      $115,000       $6,900        $6,440
----------------------------------------------------------------------------------
     5th        $140,000      $140,000      $140,000        N/A*         $7,000
----------------------------------------------------------------------------------
     6th        $145,000      $148,400      $140,000       $8,400        $7,420
----------------------------------------------------------------------------------


* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary value, and the Income Base is not increased by the Income Credit.

On your 6th anniversary, if you elect to extend your Income Credit Period, your Contract Value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock Income Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in Example 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020 / $100,500 = 4%). The Income Base is adjusted to $142,464, or $148,400 * 96%. The Income Credit Base is adjusted to $134,400, or $140,000 * 96%. Your new Income Credit is 6% of your new Income Credit Base (6% * $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 * 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amount are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $5,600
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $5,900
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $6,200
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $6,500
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $6,800
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $7,100
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $7,400
----------------------------------------------------------------------------------
     9th         $98,560      $151,000      $100,000       $3,000        $7,550
----------------------------------------------------------------------------------
    10th         $91,010      $152,000      $100,000       $1,000        $7,600
----------------------------------------------------------------------------------


On your 8th anniversary, if you elect to extend your Income Credit Period, your contract value is $103,000, and your Income Base is stepped-up to $148,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,400 (5% of the $148,000 Income Base). Assume that during your 8th contract year, after your 8th contract anniversary, you make a withdrawal of

$4,440 (3% of the $148,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your 9th anniversary will equal $98,560 ($103,000 - $4,440). Your new Income Credit is 3% (6% - 3%) of your
Income Credit Base (3% * $100,000), which is $3,000. Your Income Base is equal to the greatest of your contract value ($98,560) or your Income Credit plus your current Income Base ($151,000 = $3,000 + $148,000). Assume that during your 9th contract year, after your 9th contract anniversary, you make another withdrawal of $7,550 (5% of the $151,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your 10th anniversary will equal $91,010 ($98,560 - $7,550). Your new Income Credit is 1% (6% - 5%) of your
Income Credit Base (1% * $100,000), which is $1,000. Your Income Base is equal to the greatest of your contract value ($91,010) or your Income Credit plus your current Income Base ($152,000 = $1,000 + $151,000).

On your 10th anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $7,600 (5% of the $152,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $7,600 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 6 - IMPACT OF MINIMUM INCOME BASE

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $5,600
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $5,900
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $6,200
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $6,500
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $6,800
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $7,100
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $7,400
----------------------------------------------------------------------------------
     9th        $103,000      $154,000      $100,000       $6,000        $7,700
----------------------------------------------------------------------------------
    10th        $103,000      $160,000      $100,000       $6,000        $8,000
----------------------------------------------------------------------------------
    11th        $103,000      $166,000      $100,000       $6,000        $8,300
----------------------------------------------------------------------------------
    12th        $103,000      $200,000      $200,000         NA*         $10,000
----------------------------------------------------------------------------------


* The Income Base calculated based on 200% of the Purchase Payments made in the 1st contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 12th anniversary.

On your 12th anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($172,000 = $166,000 + $6,000), and 200% of the Purchase Payments made in the 1st contract year ($200,000 = 200% x $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life
Plus:

EXAMPLE 1:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st contract anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (6% x $100,000) which equals $6,000. On your 1st contract anniversary, your Income Base is adjusted to $106,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Income Base (5% x $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2:

Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
   CONTRACT     CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $223,000      $218,000      $200,000       $12,000       $10,900
----------------------------------------------------------------------------------
     3rd        $223,000      $230,000      $200,000       $12,000       $11,500
----------------------------------------------------------------------------------
     4th        $223,000      $242,000      $200,000       $12,000       $12,100
----------------------------------------------------------------------------------
     5th        $253,000      $285,800      $230,000       $13,800       $14,290
----------------------------------------------------------------------------------
     6th        $303,000      $299,600      $230,000       $13,800       $14,980
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that Income Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Income Credit is $12,000 (6% x $200,000) and your Income Base equals $218,000 ($206,000
+ $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $13,800 ($230,000 x 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
   CONTRACT     CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000      $115,000        N/A*         $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $121,900      $115,000       $6,900        $6,095
----------------------------------------------------------------------------------
     4th        $110,000      $128,800      $115,000       $6,900        $6,440
----------------------------------------------------------------------------------
     5th        $140,000      $140,000      $140,000        N/A*         $7,000
----------------------------------------------------------------------------------
     6th        $145,000      $148,400      $140,000       $8,400        $7,420
----------------------------------------------------------------------------------


* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.

On your 6th contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess

Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Income Credit is 6% of your new Income Credit Base (6% x $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 x 5%), which equals $7,123.20. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $5,600
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $5,900
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $6,200
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $6,500
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $6,800
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $7,100
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $7,400
----------------------------------------------------------------------------------
     9th        $103,000      $154,000      $100,000       $6,000        $7,700
----------------------------------------------------------------------------------
    10th        $103,000      $160,000      $100,000       $6,000        $8,000
----------------------------------------------------------------------------------
    11th        $103,000      $166,000      $100,000       $6,000        $8,300
----------------------------------------------------------------------------------
    12th        $103,000      $200,000      $200,000         NA*         $10,000
----------------------------------------------------------------------------------


* The Income Base calculated based on 200% of the Purchase Payments made in the 1st contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 12th anniversary.

On your 12th anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($172,000 = $166,000 + $6,000), and 200% of the Purchase Payments made in the 1st contract year ($200,000 = 200% x $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Benefit
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life feature:

EXAMPLE 1:

Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your 1st contract anniversary, your Income Base is equal to the greater of your current Income Base ($100,000), or your contract value

($103,000), which is $103,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $103,000 = $5,150). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,150 each year as long as the Covered Person(s) is(are both) alive and you do not take any excess withdrawals.

EXAMPLE 2 - IMPACT OF MAXIMUM ANNIVERSARY VALUES

Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, and Maximum Annual Withdrawal Amount are as follows:

------------------------------------------------------
                                             MAXIMUM
                                             ANNUAL
                CONTRACT                   WITHDRAWAL
 ANNIVERSARY      VALUE      INCOME BASE     AMOUNT
------------------------------------------------------
------------------------------------------------------
     1st        $103,000      $103,000       $5,150
------------------------------------------------------
     2nd        $115,000      $115,000       $5,750
------------------------------------------------------
     3rd        $107,000      $115,000       $5,750
------------------------------------------------------
     4th        $110,000      $115,000       $5,750
------------------------------------------------------
     5th        $140,000      $140,000       $7,000
------------------------------------------------------


On your 2nd anniversary, your Income Base is equal to the greater of your current Income Base ($103,000), or your contract value ($115,000), which is $115,000. On your 3rd and 4th anniversary, your Income Base stays at $115,000 because your contract values on those anniversaries are less than current Income Base ($115,000). Then, on your 5th anniversary, your contract value is $140,000, so your Income Base is stepped-up to $140,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,000 (5% of the $140,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 5th anniversary, you may take up to $7,000 each year as long as the Covered Person(s) is(are both) alive.

EXAMPLE 3 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT

Assume you elect MarketLock For Life, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Contract values, Income Bases, and Maximum Annual Withdrawal Amount are as described in EXAMPLE 2 above. Also assume that during your 6th contract year, after your 5th contract anniversary, your contract value is $117,800 and you make a withdrawal of $11,432. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,000), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,432 - $7,000), or $4,432. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,000. Your contract value after this portion of the withdrawal is $110,800 ($117,800 - $7,000), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the Contract Value was reduced by the Excess Withdrawal ($4,432 / $110,800 = 4%). The Income Base is adjusted to $134,400, or $140,000 * 96%. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage
($134,400 * 5%), which equals $6,720. Therefore, if you do not take additional excess withdrawals, you may take up to $6,720 each year as long as the Covered Person(s) is (are both) alive.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

SunAmerica's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed ("SunAmerica Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of AIG and an affiliate of the Company. As of December 29, 2006 at 4:00 p.m. Eastern Time (the "SunAmerica Point of Termination"), the SunAmerica Guarantee by American Home was terminated for prospectively issued contracts.

First SunAmerica's insurance obligations for individual and group contracts issued prior to January 31, 2008 at 4:00 p.m. Eastern Time, are guaranteed ("First SunAmerica Guarantee") by American Home. As of January 31, 2008 at 4:00 p.m. Eastern Time (the "First SunAmerica Point of Termination"), the First SunAmerica Guarantee by American Home was terminated for prospectively issued contracts.

The SunAmerica Guarantee and First SunAmerica Guarantee (collectively, the "Guarantees") will not cover any contracts or certificates with a date of issue later than their respective Point of Termination. The Guarantees will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than their respective Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantees do not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantees provide that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the respective Point of Termination can enforce the Guarantees directly.

Please see the Statement of Additional Information for more information regarding these arrangements.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States, and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.

The financial statements of American Home are included in the Registration Statement and are available by requesting an SAI.


IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, THE FOLLOWING IS THE TABLE OF CONTENTS FOR YOUR STATEMENT OF ADDITIONAL INFORMATION:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The contents of the SAI are listed below.

AIG SUNAMERICA LIFE ASSURANCE COMPANY (IN ALL
  STATES EXCEPT NEW YORK):
Separate Account
General Account
Support Agreement Between the Company and AIG
Master-Feeder Structure Applicable to Seasons
  Elite Contracts
Performance Data
MarketLock For Two Optional Living Benefit
  Provisions for Seasons Elite Contracts
  Issued Before May 1, 2008
MarketLock Optional Living Benefit for
  Contracts Issued Before May 1, 2006
  Applicable to Seasons Triple Elite Contracts
Income Protector Optional Living Benefit
  Provisions
Seasons Income Rewards Optional Living Benefit
  Provisions for Seasons Elite Contracts
  Issued Before May 1, 2008
Death Benefits for Contracts Issued Prior to
  August 2, 2004 Applicable to Seasons Triple
  Elite Contracts
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements

FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW
  YORK ONLY):
Separate Account
General Account
Support Agreement Between the Company and AIG
Master-Feeder Structure for Seasons Elite
  Contracts
Performance Data
MarketLock Optional Living Benefit Provisions for Contracts Issued Before May 1, 2006 for
  Seasons Triple Elite Contracts
MarketLock For Life Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before July 30, 2007 for Seasons Elite
  Contracts (Maximum Annual Withdrawal
  Percentage for Age of Covered Person)
Death Benefit Provisions for Contracts Issued
  Before May 1, 2007 for Seasons Elite
  Contracts
Death Benefits Following Spousal Continuation
  Provisions for Contracts Issued Before May
  1, 2007 for Seasons Elite Contracts
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
 PROSPECTUS PROVISION                 AVAILABILITY OR VARIATION                     STATES
------------------------------------------------------------------------------ ---------------
------------------------------------------------------------------------------ ---------------
 Administration         Contract Maintenance Fee is $30.                        New Mexico
 Charge                                                                         North Dakota
------------------------------------------------------------------------------ ---------------
 Administration         Charge will be deducted pro-rata from Variable          Washington
 Charge                 Portfolios only.
------------------------------------------------------------------------------ ---------------
 Annuity Income         You may switch to the annuity income phase any time     Florida
 Options                after your first contract anniversary.
------------------------------------------------------------------------------ ---------------
 Annuity Income         You may switch to the annuity income phase 13 months    New York
 Options                or longer after your issue date.
------------------------------------------------------------------------------ ---------------
 Death Benefits         The standard and Maximum Anniversary Value death        Washington
                        benefits are only available to contract owners or
                        continuing spouses who are age 82 and younger.
------------------------------------------------------------------------------ ---------------
 Death Benefits         The Combination HV & Roll-Up death benefit is not       New York
                        available.                                              Washington
------------------------------------------------------------------------------ ---------------
 Death Benefit Upon     If you continue your contract on or after your 83rd     Washington
 Spousal Continuation   birthday, the death benefit is equal to contract
                        value.
------------------------------------------------------------------------------ ---------------
 Death Benefit          EstatePlus is not available                             New York
                                                                                Washington
------------------------------------------------------------------------------ ---------------
 Free Look              If you reside in Arizona and are age 65 or older on     Arizona
                        your Contract Date, the Free Look period is 30 days
------------------------------------------------------------------------------ ---------------
 Free Look              If you reside in California and are age 60 or older     California
                        on your Contract Date, the Free Look period is 30
                        days.
------------------------------------------------------------------------------ ---------------
 Free Look              The Free Look amount is calculated as the greater of    New York
                        (1) Purchase Payments or (2) the value of your
                        contract on the day we receive your request in Good
                        Order at the Annuity Service Center
------------------------------------------------------------------------------ ---------------
 Free Withdrawal        Free Withdrawal amounts are calculated as the           Washington
                        greatest of:
                        (a) penalty-free earnings
                        (b) interest earnings on amounts allocated to the
                            Fixed Account Option that have not been
                            previously withdrawn; or
                        (c) 10% of the Total Invested Amount
                        You will receive the benefit of a free withdrawal
                        upon full surrender.
------------------------------------------------------------------------------ ---------------
 Latest Annuity Date    Latest Annuity Date is the later of age 90 or 10        New York
                        years after issue.
------------------------------------------------------------------------------ ---------------
 MarketLock Income      Charge will be deducted pro-rata from Variable          New York
 Plus,                  Portfolios only.                                        Oregon
 MarketLock For Life                                                            Texas
 Plus,                                                                          Washington
 MarketLock For Life
------------------------------------------------------------------------------ ---------------
 MarketLock Income      You may elect the current Maximum Annual Withdrawal     Oregon
 Plus,                  Amount to be received monthly.
 MarketLock For Life
 Plus,
 MarketLock For Life
------------------------------------------------------------------------------ ---------------
 Maximum Issue Age      We will not issue this contract to anyone age 83 or     Washington
                        older.
------------------------------------------------------------------------------ ---------------
 Minimum Contract       The minimum contract value is $2,000.                   Texas
 Value
------------------------------------------------------------------------------ ---------------
 Premium Tax            We deduct premium tax charges of 0.50% for Qualified    California
                        contracts and 2.35% for Non-Qualified contracts when
                        you surrender your contract or begin the Income
                        Phase.
------------------------------------------------------------------------------ ---------------
 Premium Tax            We deduct premium tax charges of 0% for Qualified       Maine
                        contracts and 2.0% for Non-Qualified contracts when
                        you make a Purchase Payment.
------------------------------------------------------------------------------ ---------------
 Premium Tax            We deduct premium tax charges of 0% for Qualified       Nevada
                        contracts and 3.5% for Non-Qualified contracts when
                        you surrender your contract or begin the Income
                        Phase.
------------------------------------------------------------------------------ ---------------
 Premium Tax            For the first $500,000 in the contract, we deduct       South Dakota
                        premium tax charges of 0% for Qualified contracts and
                        1.25% for Non-Qualified contracts when you make a
                        Purchase Payment. For any amount in excess of
                        $500,000 in the contract, we deduct front-end premium
                        tax charges of 0% for Qualified contracts and 0.80%
                        for Non-Qualified contracts when you make a Purchase
                        Payment.
------------------------------------------------------------------------------ ---------------

----------------------------------------------------------------------------------------------
 PROSPECTUS PROVISION                 AVAILABILITY OR VARIATION                     STATES
------------------------------------------------------------------------------ ---------------
------------------------------------------------------------------------------ ---------------
 Premium Tax            We deduct premium tax charges of 1.0% for Qualified     West Virginia
                        contracts and 1.0% for Non-Qualified contracts when
                        you surrender your contract or begin the Income
                        Phase.
------------------------------------------------------------------------------ ---------------
 Premium Tax            We deduct premium tax charges of 0% for Qualified       Wyoming
                        contracts and 1.0% for Non-Qualified contracts when
                        you make a Purchase Payment.
------------------------------------------------------------------------------ ---------------
 Transfer Privilege     Any transfer over the limit of 15 will incur a $10      Pennsylvania
                        transfer fee.                                           Texas
------------------------------------------------------------------------------ ---------------
 Withdrawals            The minimum amount that must remain in the contract     Texas
                        after a partial withdrawal is $2,000.
------------------------------------------------------------------------------ ---------------

  Please forward a copy (without charge) of the Seasons Elite Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================

             FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS ISSUED BY

                               in connection with
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        FS VARIABLE ANNUITY ACCOUNT FIVE

                         SEASONS ELITE VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated April 30, 2009, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 99NY-SUN or writing us at:



                    First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299


THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 30, 2009.

================================================================================
                                TABLE OF CONTENTS
================================================================================

Separate Account .....................................................    3

General Account ......................................................    4

Support Agreement Between the Company and AIG ........................    4

Master-Feeder Structure...............................................    5

Performance Data .....................................................    6

Marketlock Income Plus Optional Living Benefit Provisions for
   Contracts Issued Before May 1, 2009 ...............................    9

Marketlock for Life Plus Optional Living Benefit Provisions for
   Contracts Issued Before May 1, 2009 ...............................   21

Marketlock Optional Living Benefit Provisions ........................   34

Marketlock For Two Optional Living Benefit Provisions ................   42

Seasons Promise Optional Living Benefit Provisions ...................   49

Seasons Income Rewards Optional Living Benefit Provisions ............   51

Death Benefit Provisions for Contracts Issued Before May 1, 2009 .....   57

Death Benefits Following Spousal Continuation Provisions for Contracts
   Issued Before May 1, 2009 .........................................   58

Annuity Income Payments ..............................................   60

Annuity Unit Values ..................................................   60

Taxes ................................................................   63

Broker-Dealer Firms Receiving Revenue Sharing Payments................   73

Distribution of Contracts ............................................   75

Financial Statements .................................................   75

================================================================================
                                SEPARATE ACCOUNT
================================================================================

FS Variable Annuity Account Five ("Separate Account") was originally established by First SunAmerica Life Insurance Company (the "Company") on August 1, 1997 pursuant to the provisions of New York law, as a segregated asset account of the Company. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance and life insurance and retirement services, financial services and asset management. The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Premier Portfolios, Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and Seasons Strategies ("Variable Portfolio(s)"), with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying investment portfolios. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by Separate Account charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

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                                 GENERAL ACCOUNT
================================================================================

The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available Fixed Account options and/or available DCA Fixed Account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


Support Agreement Between the Company and AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

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                             MASTER-FEEDER STRUCTURE
================================================================================

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp. ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

     SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.


     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:


     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder
       Fund advisory fees for as long as the Feeder Funds invest in a Master
       Fund); and


     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

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                                PERFORMANCE DATA
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From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.


In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of the Trusts, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trust's underlying funds. Further, returns shown are for the original classes of shares of the Trusts, adjusted to reflect the fees and charges of the available classes of shares until performance for the available classes becomes available. However, the actual shares purchased under this contract are those of the available classes. Returns of the available classes will be lower than those of the original classes since the available classes of shares are subject to service fees. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was incepted in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on underlying Trusts' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trust adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trust has served since its inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

Performance data for the various Variable Portfolios are computed in the manner described below.

Cash Management Portfolio

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

    Base Period Return = (EV - SV - CMF)/(SV)

    where:

    SV  = value of one Accumulation Unit at the start of a 7 day period

    EV  = value of one Accumulation Unit at the end of the 7 day period

    CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Select Portfolios, Focused Portfolios and/or Strategies and the general account so that each Select Portfolio's, Focused Portfolio's and/or Strategy's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Select Portfolio, Focused Portfolio and/or Strategy. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

    Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

    Effective Yield = [(Base Period Return + 1)365/7 - 1]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments. But also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts.)


Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which will result in a decline in value of your investment.

Other Variable Portfolios

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV
    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

     - Using the four year surrender charge schedule available on contracts.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above.

The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. FS Variable Annuity Account Five also funds other contracts which have been in existence longer than the Seasons Elite Variable Annuity. The one year and since inception numbers for Seasons Elite are based on other products within FS Variable Annuity Account Five historical data (which is adjusted for the fees and charges applicable to Seasons Elite) and represent adjusted actual performance of the Separate Account.

These rates of return do not reflect election of the additional optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

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            MARKETLOCK INCOME PLUS OPTIONAL LIVING BENEFIT PROVISIONS
                     FOR CONTRACTS ISSUED BEFORE MAY 1, 2009
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What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY IN THE PROSPECTUS.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any other additional restrictions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). If MarketLock Income Plus is not approved in your state as of the date of this prospectus, you may elect the feature after you purchase your contract provided the state approval occurs before your first contract anniversary. We will contact you to let you know when the feature is approved in your state.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

                                                      COVERED PERSON
                                                     -----------------
                                                     MINIMUM   MAXIMUM
                                                       AGE      AGE(1)
                                                     -------   -------
One Owner                                               45       80
Joint Owners (based on the age of the older Owner)      45       80

IF YOU ELECT TWO COVERED PERSONS:

                                     COVERED PERSON #1   COVERED PERSON #2
                                     -----------------   -----------------
                                     MINIMUM   MAXIMUM   MINIMUM   MAXIMUM
                                       AGE      AGE(1)     AGE      AGE(1)
                                     -------   -------   -------   -------
NON-QUALIFIED:
Joint Owners                            45        80        45       85
NON-QUALIFIED:
One Owner with Spousal Beneficiary      45        80        45      N/A(2)
QUALIFIED:
One Owner with Spousal Beneficiary      45        80        45      N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee, as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension. WE WILL PROVIDE YOU WITH AN EXTENSION ELECTION FORM PRIOR TO THE END OF EACH EVALUATION PERIOD YOU ELECT TO EXTEND. IF YOU ELECT TO EXTEND THE FEATURE, YOU MUST COMPLETE THE ELECTION FORM AND RETURN IT TO US OR ADVISE US AS TO YOUR INTENT TO EXTEND IN A METHOD ACCEPTABLE TO US. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

AGE OF THE COVERED PERSON AT       MAXIMUM ANNUAL
  TIME OF FIRST WITHDRAWAL     WITHDRAWAL PERCENTAGE
----------------------------   ---------------------
Prior to 62nd birthday           4% of Income Base
On or after 62nd birthday        5% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON          MAXIMUM ANNUAL
   AT TIME OF FIRST WITHDRAWAL      WITHDRAWAL PERCENTAGE
---------------------------------   ---------------------
Prior to 62nd birthday                4% of Income Base
On or after 62nd birthday             5% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Are there investment requirements if I elect MarketLock Income Plus?

Yes, as long as you have not elected to cancel the feature, we require that you allocate 100% of your investments to one of the following:

     -    Cash Management Variable Portfolio

     -    Managed Allocation Balanced Variable Portfolio

     -    Managed Allocation Moderate Variable Portfolio

     -    Managed Allocation Moderate Growth Variable Portfolio

     -    Strategic Allocation Balanced

     -    Strategic Allocation Moderate

     -    Strategic Allocation Moderate Growth

     -    6-month or 12-month DCA Fixed Accounts, if available

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

The Strategic Allocations are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Allocation Programs are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Allocations, PLEASE SEE STRATEGIC ALLOCATION PROGRAM IN THE PROSPECTUS.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     -    any transfer or reallocation you initiate; or

     -    any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and complaint Automatic Asset Rebalancing Program instructions on file. If you make a transfer that complies with the investment requirements listed above, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage change resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last complaint instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and" WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.

Fifth, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

Sixth, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. Please see "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a)  is the cumulative Eligible Purchase Payments; and

     (b)  is the current Income Base, increased by the Income Credit, if any;
          and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a)  the Income Base calculated based on the maximum Anniversary Value; and

     (b)  the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.

The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b)  is the current Income Base plus the Income Credit, if applicable; and

     (c)  is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a)  is the Income Base calculated based on the maximum Anniversary Value;
          and

     (b)  is the current Income Credit Base; and

     (c)  is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock Income Plus calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. SEE ACCESS TO YOUR MONEY AND EXPENSES IN THE PROSPECTUS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

NUMBER OF COVERED PERSONS      ANNUALIZED FEE
-------------------------   ---------------------
For One Covered Person      0.95% of Income Base
For Two Covered Persons     1.20% of Income Base

The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee, as reflected in the fee table, will not increase by more than 0.25% at time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?"

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel the MarketLock Income Plus feature?

MarketLock Income Plus may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the MarketLock Income Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.

Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS FEATURE?"

================================================================================
           MARKETLOCK FOR LIFE PLUS OPTIONAL LIVING BENEFIT PROVISIONS
                     FOR CONTRACTS ISSUED BEFORE MAY 1, 2009
================================================================================

WHAT IS MARKETLOCK FOR LIFE PLUS?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. You may elect one of two MarketLock For Life Plus options, described below. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, or certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base, as defined below.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE PLUS?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

                                              COVERED PERSON
                                        ----------------------------
                                        MINIMUM AGE   MAXIMUM AGE(1)
                                        -----------   --------------
One Owner                                   45             80
Joint Owners
(based on the age of the older Owner)       45             80

IF YOU ELECT TWO COVERED PERSONS:

                           COVERED PERSON #1             COVERED PERSON #2
                      ----------------------------   ----------------------------
                      MINIMUM AGE   MAXIMUM AGE(1)   MINIMUM AGE   MAXIMUM AGE(1)
                      -----------   --------------   -----------   -------------
NON-QUALIFIED:
Joint Owners              45              80             45             85
NON-QUALIFIED:
One Owner with            45              80             45
Spousal Beneficiary                                                    N/A(2)
QUALIFIED:
One Owner with            45              80             45
Spousal Beneficiary                                                    N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

HOW DOES MARKETLOCK FOR LIFE PLUS WORK?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, both the +6% option and the +7% option annually lock-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date. The +7% option offers an additional guarantee if you choose not to take withdrawals in the first 10 years following the Effective Date. MarketLock For Life Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock For Life Plus.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit will only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

The two options available under MarketLock For Life Plus are summarized as follows:

MARKETLOCK FOR LIFE PLUS                   BASIS FOR                             AMOUNT OF
        OPTIONS                      GUARANTEED WITHDRAWALS                    INCOME CREDIT
------------------------   -------------------------------------------   ------------------------
+6% Option                 Greater of:                                   6% of Income Credit Base
                           (1) highest Anniversary Value; or
                           (2) Income Base plus the Income Credit
+7% Option                 Greatest of:                                  7% of Income Credit Base
                           (1) highest Anniversary Value;
                           (2) Income Base plus the Income Credit; or
                           (3) if no withdrawals are taken in
                               the first 10 contract years
                               following the Effective Date, 200% of
                               the Purchase Payments made in the first
                               contract year.

For an explanation of defined terms used in the table above, PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

     AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
------------------------------------------   ---------------------
At least age 45 BUT PRIOR TO 60TH BIRTHDAY   4% of Income Base
At least age 60 but prior to 76th birthday   5% of Income Base
On or after 76th birthday                    6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL     WITHDRAWAL PERCENTAGE
----------------------------------------------   ---------------------
At least age 45 BUT PRIOR TO 60TH BIRTHDAY       4% of Income Base
At least age 60 but prior to 76th birthday       5% of Income Base
On or after 76th birthday                        6% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in a benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

If you purchased your contract prior to July 30, 2007, please refer to the Statement of Additional Information for the Maximum Annual Withdrawal Percentage applicable to your contract.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE PLUS?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below. The +6% option and the +7% option are subject to different investment requirements as outlined below.

+6% OPTION - INVESTMENT REQUIREMENTS

You may comply with investment requirements for the +6% option by allocating your investments in accordance with the requirements outlined in either (1) or
(2).

     (1)  Allocate 100% of your investments to one of the following:

          -    Cash Management Variable Portfolio

          -    Managed Allocation Balanced Variable Portfolio

          -    Managed Allocation Moderate Variable Portfolio

          -    Managed Allocation Moderate Growth Variable Portfolio

          -    Strategic Allocation Moderate Growth

          -    Strategic Allocation Moderate

          -    Strategic Allocation Balanced

          -    6-month or 12-month DCA Fixed Accounts, if available

     (2) Allocate your investments in accordance with the requirements outlined in the table below:

                                                         VARIABLE PORTFOLIOS
INVESTMENT GROUP      INVESTMENT REQUIREMENT            AND/OR FIXED ACCOUNTS
-------------------   ----------------------   ---------------------------------------
A. Non Restricted     Minimum 0%               PREMIER PORTFOLIOS
                      Maximum 100%                Fidelity VIP Investment Grade Bond
                                               SEASONS STRATEGIES
                                                  Growth Strategy
                                                  Moderate Growth Strategy
                                                  Balanced Growth Strategy
                                                  Conservative Growth Strategy
                                               SELECT PORTFOLIOS
                                                  Diversified Fixed Income Portfolio
                                                  Strategic Fixed Income Portfolio
                                                  Cash Management Portfolio
                                               MANAGED ALLOCATION PORTFOLIOS
                                                  Allocation Moderate Growth Portfolio
                                                  Allocation Moderate Portfolio
                                                  Allocation Balanced Portfolio
                                               FIXED ACCOUNTS
                                                  1-Year Fixed
                                                  DCA 6-Month
                                                  DCA 12-Month
B. Equity Maximum     Minimum 0%               PREMIER PORTFOLIOS
                      Maximum 15%                 American Funds Growth SAST
                                                  American Funds Global Growth SAST
                                                  American Funds Growth-Income SAST
                                                  Fidelity VIP Overseas
                                                  Fidelity VIP Contrafund(R)
                                                  Fidelity VIP Mid Cap
                                                  Fidelity VIP Equity Income
                                                  T. Rowe Price Blue Chip Growth II
                                                  T. Rowe Price Equity Income II
                                               SELECT PORTFOLIOS
                                                  Large Cap Growth Portfolio
                                                  Large Cap Composite Portfolio
                                                  Large Cap Value Portfolio
                                                  Mid Cap Growth Portfolio
                                                  Mid Cap Value Portfolio
                                                  Small Cap Portfolio
                                                  International Equity Portfolio
                                               FOCUSED PORTFOLIOS
                                                  Focus Growth Portfolio
                                                  Focus Growth and Income Portfolio
                                                  Focus Value Portfolio
                                                  Focus TechNet Portfolio
C. Fully Restricted   No Investment Allowed    MANAGED ALLOCATION PORTFOLIOS
                                                  Allocation Growth Portfolio

+7% OPTION - INVESTMENT REQUIREMENTS

You may comply with investment requirements for the +7% option by allocating 100% of your investments to one of the following:

     -    Cash Management Variable Portfolio

     -    Managed Allocation Balanced Variable Portfolio

     -    Managed Allocation Moderate Variable Portfolio

     -    Managed Allocation Moderate Growth Variable Portfolio

     -    Strategic Allocation Balanced

     -    Strategic Allocation Moderate

     -    Strategic Allocation Moderate Growth

     -    6-month or 12-month DCA Fixed Accounts, if available

The Strategic Allocations are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Allocation Programs are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Allocations, PLEASE SEE STRATEGIC ALLOCATION PROGRAM IN THE PROSPECTUS.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     -    any transfer or reallocation you initiate; or

     -    any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and complaint Automatic Asset Rebalancing Program instructions on file. If you make a transfer that complies with the investment requirements listed above, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage change resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last complaint instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1,500,000 WITHOUT OUR PRIOR COMPANY APPROVAL.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" BELOW. However, you cannot extend the Income Credit Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a)  is the current Income Base; and

          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

          (a) the Income Base calculated based on the maximum Anniversary Value; and

          (b)  the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

     If the +7% option is elected and NO WITHDRAWALS HAVE BEEN TAKEN SINCE THE EFFECTIVE DATE, on the 10th contract anniversary the Income Base is calculated as the greatest of (a), (b) or (c), where:

          (a) is the Income Base calculated based on the maximum Anniversary Value;

          (b)  is the Income Credit plus the current Income Base; and

          (c)  is 200% of the Purchase Payments made in the first contract year.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE PLUS?

The fee for MarketLock For Life Plus depends on whether you elect the +6% option or +7% option and whether you elect to cover one life or two lives.

MARKETLOCK FOR LIFE PLUS OPTION    NUMBER OF COVERED PERSONS      ANNUALIZED FEE
-------------------------------   --------------------------   --------------------
+6% Option                        For One Covered Person       0.65% of Income Base
                                  For Two Covered Persons      0.90% of Income Base
+7% Option                        For One Covered Person       0.75% of Income Base
                                  For Two Covered Persons      1.00% of Income Base

The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. If you elect the +7% option and you take a withdrawal in the first 10 contract years following the Effective Date, your Income Base is not eligible to be increased to 200% of the Purchase Payments made in the first contract year; however, the fee remains the same.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU ELECT THE +7% OPTION AND YOU TAKE A WITHDRAWAL IN THE FIRST 10 CONTRACT YEARS FOLLOWING THE EFFECTIVE DATE, YOUR INCOME BASE IS NOT ELIGIBLE TO BE INCREASED TO 200% OF THE PURCHASE PAYMENTS MADE IN THE FIRST CONTRACT YEAR.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (AS DESCRIBED ABOVE UNDER "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

     If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefits will remain under this feature, the Income Base Evaluation Period and the Income Credit Period end and the Income Credit Base equals zero.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?

There is an option for extension of the Income Base Evaluation Period as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years.

Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

CAN I EXTEND THE INCOME CREDIT PERIOD BEYOND 10 YEARS?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE PLUS UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. If the +7% option was elected, the Continuing Spouse is eligible to receive the additional guarantee if no withdrawals have been taken during the first 10 contract years following the Effective Date. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the previous period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE PLUS UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

WHAT HAPPENS TO MARKETLOCK FOR LIFE PLUS UPON THE LATEST ANNUITY DATE?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, AS DESCRIBED IN ANNUITY INCOME OPTIONS IN THE PROSPECTUS. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

CAN I ELECT TO CANCEL THE MARKETLOCK FOR LIFE PLUS FEATURE?

MarketLock For Life Plus may be cancelled by you on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once you elect to cancel the MarketLock For Life Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE PLUS WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender or termination of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one; or, if two Covered Persons are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original Annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK FOR LIFE PLUS FEATURE?"

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                  MARKETLOCK OPTIONAL LIVING BENEFIT PROVISIONS
================================================================================

WHAT IS MARKETLOCK?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors. Please check with your financial representative for availability and any additional restrictions.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.

HOW AND WHEN CAN I ELECT MARKETLOCK?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

HOW DOES MARKETLOCK WORK?

MarketLock automatically locks in the highest contract Anniversary Value during the first 10 years (or 20 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. PLEASE SEE THE MARKETLOCK SUMMARY TABLE BELOW.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. PLEASE SEE "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" BELOW.

MARKETLOCK SUMMARY TABLE:

                                                                                                                 MAXIMUM ANNUAL
                                                            MAXIMUM ANNUAL             INITIAL MINIMUM             WITHDRAWAL
                                                              WITHDRAWAL                 WITHDRAWAL               PERCENTAGE IF
                                                         PERCENTAGE* PRIOR TO          PERIOD PRIOR TO           EXTENSION IS
            DATE OF FIRST WITHDRAWAL                         ANY EXTENSION              ANY EXTENSION               ELECTED
-------------------------------------------------------  --------------------  --------------------------------  --------------
Before 5th Benefit Year anniversary                               5%                       20 years                    5%
On or after 5th Benefit Year anniversary                          7%                    14.28 years**                  7%
On or after 10th Benefit Year anniversary                        10%                      10 years                     7%
On or after 20th Benefit Year anniversary                        10%                      10 years                    10%
On or after the older contract owner's 65th birthday***           5%           Life of the older contract owner        5%

----------
* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

     If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount in a benefit year, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" BELOW.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION IN THE PROSPECTUS. Eligible Purchase Payments are limited to 1,500,000 WITHOUT PRIOR COMPANY APPROVAL.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.

CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?

Yes. As long as you have not elected to cancel the feature and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?"

Prior to the end of the initial MAV Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of the initial MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. Additional MAV Evaluation Periods may be offered at our sole discretion.

The fee for the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

WHAT IS THE FEE FOR MARKETLOCK?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

        THE AMOUNT WITHDRAWN IN A BENEFIT YEAR                            EFFECT ON MINIMUM WITHDRAWAL PERIOD
---------------------------------------------------------   -------------------------------------------------------------
Amounts up to the Maximum Annual Withdrawal Amount          New Minimum Withdrawal Period = the MAV Benefit Base (which includes a deduction for any previous withdrawal), divided by the New Minimum Withdrawal
Amounts in excess of the Maximum Annual Withdrawal Amount   Period = the Minimum Withdrawal Period as of the prior
                                                            contract anniversary minus one year

WHAT HAPPENS IF MY CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.

WHAT HAPPENS TO MARKETLOCK UPON A SPOUSAL CONTINUATION?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. PLEASE SEE SPOUSAL CONTINUATION IN THE PROSPECTUS. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

CAN MY NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING WITHDRAWALS UNDER MARKETLOCK UPON MY DEATH?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

WHAT HAPPENS TO MARKETLOCK UPON THE LATEST ANNUITY DATE?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.  Any payment option mutually agreeable between you and us.

Upon election of any of the above annuity income options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing annuity income payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

CAN I ELECT TO CANCEL THE MARKETLOCK FEATURE?

MarketLock may be cancelled by you on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once you elect to cancel the MarketLock feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not re-elect or reinstate MarketLock after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   A death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older owner;* or

     2.   Withdrawals prior to the 65th birthday of the older owner; or

     3.   Death of the older owner; or

     4.   A Spousal Continuation (upon the death of the older owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

================================================================================
              MARKETLOCK FOR TWO OPTIONAL LIVING BENEFIT PROVISIONS
================================================================================

What is MarketLock For Two?

MarketLock For Two is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for the life of two spouses. Thus, MarketLock For Two may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock For Two depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

WITHDRAWALS UNDER THE FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES, AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY
SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if your under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND, OR TERMINATE MARKETLOCK FOR TWO AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Two?

You may only elect MarketLock For Two at the time of contract issue and this feature cannot be elected if you elect any other optional living benefit, including MarketLock. To elect MarketLock For Two, you must purchase the contract with your spouse as joint owner or you must designate your spouse as the sole, primary beneficiary. For Non-qualified contracts, the younger owner/spousal beneficiary must be at least age 55 and no older than age 75. For Qualified contracts, the owner and the spousal beneficiary must be at least age 55 and the owner must be no older than age 75 at the time of contract issue.

How does MarketLock For Two work?

MarketLock For Two automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over your lifetime and the lifetime of your spouse. You may begin taking withdrawals immediately following the contract issue date. The Maximum Annual Withdrawal Percentage represents the maximum percentage of your MAV Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year, and varies depending on the age of the younger spouse at the time of the first withdrawal.

MARKETLOCK FOR TWO SUMMARY TABLE:

                                                                         MAXIMUM
                                                                          ANNUAL
          AGE OF THE YOUNGER SPOUSE                                  WITHDRAWAL
         AT TIME OF FIRST WITHDRAWAL                                PERCENTAGE*
         ---------------------------                                -----------
 At least age 55 but prior to 63rd Birthday                              4%
 At least age 63 but prior to 76th Birthday                              5%
  On or after 76th birthday                                              6%

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Two?" below.

How are the components for MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. SEE SPOUSAL CONTINUATION
SECTION IN THE PROSPECTUS. Eligible Purchase Payments are limited to $1,5000,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is equal to the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any Excess Withdrawals are taken. Please see "What are the effects of withdrawals on MarketLock For Two?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for excess withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal. Applicable percentages are shown in the MarketLock For Two Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

What is the fee for MarketLock For Two?

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. The 0.80% fee applicable after the first withdrawal is assessed at the end of the quarter in which the withdrawal is taken. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock For Two?

The Maximum Annual Withdrawal Amount and the MAV Benefit Base may change over time as a result of the timing and amounts of withdrawals.

Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime.

The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

    MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

    For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

    MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount For Two. PLEASE SEE BELOW FOR EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if at the time an Excess Withdrawal is taken, your contract value is reduced to zero, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

    1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

    2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

    3.  Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the younger spouse is age 85 or younger at the time you elect the extension, they may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the components for MarketLock For Two calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted for market gains on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for excess withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future. ***

What happens to MarketLock For Two upon a spousal continuation?

The components of the feature will not change as a result of a spousal continuation. A continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a continuing spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the continuing spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. (See "Can I extend the MAV Evaluation Period beyond 10 years?").

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two. SEE DEATH BENEFITS SECTION IN THE PROSPECTUS.

What happens to MarketLock For Two upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

    1.  Annuitize the contract value under the contract's annuity provisions; or

    2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

    3.  Any payment option mutually agreeable between you and us.

Upon election of items 1, 2, or 3 above, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock For Two be cancelled?

MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock For Two is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock For Two after cancellation.

Are there circumstances under which MarketLock For Two will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

    1.  Annuitization of the contract; or

    2.  Full surrender of the contract; or

    3.  A death benefit is paid and the contract is not continued by the spouse;
        or

    4. Excess withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

    5.  Death of surviving original spouse; or

    6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"

      If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

    1. One of the two original owners is removed from the contract; or

    2. The original spousal beneficiary is removed or replaced; or

    3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

    4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "Can MarketLock For Two be cancelled?"

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           SEASONS PROMISE OPTIONAL LIVING BENEFIT PROVISIONS
================================================================================

WHAT IS SEASONS PROMISE?

Seasons Promise is an optional guaranteed minimum accumulation benefit. Seasons Promise offers protection in the event that your contract value declines due to unfavorable investment performance. On your 10th contract anniversary ("Benefit Date"), the feature provides a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s), adjusted for withdrawals as specified below as of the Benefit Date.

HOW AND WHEN CAN I ELECT SEASONS PROMISE?

You may only elect this feature at the time your contract is issued. You cannot elect the feature if you are age 81 or older on the contract issue date. Seasons Promise is not available if you elect any other optional living benefit.

Seasons Promise may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

CAN SEASONS PROMISE BE CANCELLED?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end Benefit Date.

HOW IS THE BENEFIT CALCULATED FOR SEASONS PROMISE?

The Benefit is a one-time adjustment to your contract in the event that your contract value on the Benefit Date is less than the Purchase Payments made in the contract's first 90 days.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

WHAT IS THE FEE FOR SEASONS PROMISE?

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be deducted from the portion of your contract value allocated to the Variable Portfolios each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

---------------------------------------------------------
       CONTRACT YEAR               ANNUALIZED FEE*
---------------------------------------------------------
            0-5                         0.65%
---------------------------------------------------------
            6-10                        0.45%
---------------------------------------------------------
            11+                          none
---------------------------------------------------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date.

WHAT HAPPENS TO SEASONS PROMISE UPON A SPOUSAL CONTINUATION?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Benefit Date will not change as a result of a spousal continuation. PLEASE SEE SPOUSAL CONTINUATION BELOW.

IMPORTANT INFORMATION ABOUT SEASONS PROMISE

Seasons Promise only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Seasons Promise would not protect those Purchase Payments.

Since Seasons Promise may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the Benefit Date your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Seasons Promise throughout the first 10 full contract years. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE SEASONS PROMISE AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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           SEASONS INCOME REWARDS OPTIONAL LIVING BENEFIT PROVISIONS
================================================================================




What is Seasons Income Rewards?

Seasons Income Rewards is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Purchase Payments made in the first 90 days after contract issue with an opportunity for a Step-Up Amount, as described below, adjusted for withdrawals during that period (the "Benefit"); these withdrawals are guaranteed even if the contract value falls to zero. Seasons Income Rewards does not guarantee lifetime withdrawals but it may offer protection in the event your contract value declines due to unfavorable investment performance. Seasons Income Rewards has rules and restrictions that are discussed more fully below.

Seasons Income Rewards offers three options. These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount depending on the option elected. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.

Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect Seasons Income Rewards?

You may only elect this feature at the time of contract issue. You may not change the option after election. Please refer to the Seasons Income Rewards Summary Table below for the age limitations associated with these features.

Generally, once you elect Seasons Income Rewards, it cannot be cancelled.

Seasons Income Rewards cannot be elected if you elect any other optional Living Benefit. Seasons Income Rewards may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit for Seasons Income Rewards calculated?

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Seasons Income Rewards options?

The table below is a summary of the three Seasons Income Rewards options we are currently offering.

Seasons INCOME REWARDS SUMMARY:

                                                                                                             MINIMUM
                                                                                                            WITHDRAWAL
                                                                                                              PERIOD*
                                                                                                           (IF MAXIMUM
                                                                                         MAXIMUM             ANNUAL
                                                BENEFIT                                   ANNUAL            WITHDRAWAL
                        MAXIMUM              AVAILABILITY            STEP-UP            WITHDRAWAL         AMOUNT TAKEN
   OPTION            ELECTION AGE                DATE                AMOUNT            PERCENTAGE***        EACH YEAR)
   ------            ------------            ------------            ------            -------------        ----------
      1       Age 80 or younger on the      3 years following         10%* of        10% of Withdrawal        11 years
              contract issue date          contract issue date      Withdrawal          Benefit Base
                                                                    Benefit Base

      2       Age 80 or younger on the      5 years following         20%* of        10% of Withdrawal        12 years
              contract issue date          contract issue date      Withdrawal          Benefit Base
                                                                    Benefit Base

      3       Age 70 or younger on the      10 years following       50%** of        10% of Withdrawal        15 years
              contract issue date          contract issue date      Withdrawal          Benefit Base
                                                                    Benefit Base

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. PLEASE SEE IMPORTANT INFORMATION SECTION IN THE PROSPECTUS.

How are the components for Seasons Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions. SEE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Seasons Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Seasons Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Seasons Income Rewards?

The annualized Seasons Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

                   CONTRACT YEAR                            ANNUALIZED FEE
                   -------------                            --------------
                    0-7 years                                    0.65%
                    8-10 years                                   0.45%
                       11+                                       None

What are the effects of withdrawals on Seasons Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Seasons Income Rewards are further explained through the calculations below:

WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount.

    Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

    (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

    (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

        a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

    If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

    After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

        a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

    MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

    During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

    CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

PLEASE SEE BELOW FOR EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero with Seasons Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

    1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

    2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

    3.  Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Seasons Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Seasons Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Seasons Income Rewards. SEE DEATH BENEFITS SECTION IN THE PROSPECTUS. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Seasons Income Rewards be cancelled?

Once you elect Seasons Income Rewards, you may not cancel the feature. However, there is no charge for Seasons Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

    1.  The Stepped-Up Benefit Base is equal to zero; or

    2.  Annuitization of the contract; or

    3.  Full surrender of the contract; or

    4.  Death benefit is paid; or

    5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

What happens to Seasons Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option. PLEASE SEE INCOME OPTIONS SECTION IN THE PROSPECTUS.

IMPORTANT INFORMATION ABOUT SEASONS INCOME REWARDS

Seasons Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Seasons Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. Seasons Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on Seasons Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

If you elect Seasons Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SEASONS INCOME REWARDS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



================================================================================
        DEATH BENEFIT PROVISIONS FOR CONTRACTS ISSUED BEFORE MAY 1, 2009
================================================================================

The following describes the Death Benefit Options available for contracts issued before May 1, 2009:

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, and an optional enhanced death benefit, which you may elect for an additional fee.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the standard death benefit is the greater of:

     1. Contract value; or

     2. The lesser of:

        a. Net Purchase Payments; or

        b. 125% of Contract Value.

OPTIONAL MAXIMUM ANNIVERSARY VALUE OPTION

You may elect the Maximum Anniversary Value option described below which can provide greater protection for your beneficiaries. You must elect the Maximum Anniversary Value option at the time you purchase your contract and once elected it cannot be terminated by you. The annualized fee for the Maximum Anniversary Value option is 0.20% of the average daily net asset value allocated to the Variable Portfolios.

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

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            DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION PROVISIONS
                    FOR CONTRACTS ISSUED BEFORE MAY 1, 2009
================================================================================

The following describes the Death Benefit Options available upon the death of the original owner for contracts issued before May 1, 2009:

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution. The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Standard Death Benefit was selected by the original owner, the death benefit is as follows upon the Continuing Spouse's death:

     A. If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit is the greater of:

        1. Contract value; or

        2. Continuation Net Purchase Payments.

     B. If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit is the greater of:

        1. Contract value; or

        2. The lesser of:

          a. Continuation Net Purchase Payments; or

          b. 125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the Standard Death Benefit is the contract value as of the later of the date of death of the Continuing Spouse or the NYSE business day in which we receive all required documentation in Good Order at our Annuity Service Center.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Maximum Anniversary Value death benefit was selected by the original owner, the death benefit is as follows upon a Continuing Spouses's death;

     A. If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit is the greatest of:

        a. Contract value; or

        b. Continuation Net Purchase Payments; or

        c. Maximum anniversary value on any contract anniversary occurring after the Continuation Date but prior to the Continuing Spouse's 83rd birthday; plus any Purchase Payments received after that anniversary but received prior to the Continuing Spouse's 86th birthday; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     B. If the Continuing Spouse is age 83-85 on the Continuation Date the death benefit is the Standard Death Benefit, which is equal to, the greater of:

        1. Contract value; or

        2. The lesser of:

          a. Continuation Net Purchase Payments; or

          b. 125% of contract value.

The fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is the contract value as of the later of the date of death of the Continuing Spouse or the NYSE business day in which we receive all required documentation in Good Order at our Annuity Service Center. Therefore, if the Continuing Spouse is age 86 or older on the Continuation Date, the Continuing Spouse's beneficiary will not receive any benefit from the Maximum Anniversary Value death benefit.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.


================================================================================
                             ANNUITY INCOME PAYMENTS
================================================================================

Initial Monthly Annuity Income Payment

The initial annuity income payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

Subsequent Monthly Annuity Income Payments

For a fixed annuity, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity income payment is due.

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                               ANNUITY UNIT VALUES
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The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolio elected, and the amount of each annuity income payment will vary accordingly. For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

Net Investment Factor

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

Illustrative Example

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                       NIF = ($11.46/$11.44) = 1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of
3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/\(1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

Variable Annuity Income Payments

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity

Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

P's first variable annuity income payment is determined from annuity rate tables, using the information assumed above. From the tables, which supply monthly annuity income payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity income payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity income payments have begun, any underpayment that may have been made will be paid in full with the next annuity income payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity income payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity income payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

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                                      TAXES
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GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:


         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.


The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).



Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA.


Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS


The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS


Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)



TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT


Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.


The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS


The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.



In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES


Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it would consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.



QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.


Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.


One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2009 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2009 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2009 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $89,000, your contribution may be fully deductible; if your income is between $89,000 and $109,000, your contribution may be partially deductible and if your income is $109,000 or more, your contribution may not be deductible. If you are single and your income is less than $55,000, your contribution may be fully deductible; if your income is between $55,000 and $65,000, your contribution may be partially deductible and if your income is $65,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.



(d) Roth IRAs


Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $176,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.


Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.


================================================================================
                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS
================================================================================

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2008, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

A.G. Edwards & Sons, Inc.
Advantage Capital Corporation
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corp.
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
Financial Network Investment Corporation
First Citizens Investor Services, Inc.
FSC Securities Corp.
ING Financial Partners, Inc.
Invest Financial Corporation
Investment Centers of America, Inc
J.J.B. Hilliard, W.L. Lyons, Inc.
Jefferson Pilot Securities Corporation
LaSalle Financial Services, Inc.
Lincoln Financial Advisors Corporation
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
National Planning Corporation
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
SII Investments, Inc.
Summit Brokerage Services, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

================================================================================
                            DISTRIBUTION OF CONTRACTS
================================================================================


The contracts are offered through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.


================================================================================
                              FINANCIAL STATEMENTS
================================================================================


      The following financial statements of FS Variable Annuity Account Five are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-146455 and 811-08369, filed August 26, 2008, Accession No.
0000950137-08-011129:


     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of April 30, 2008

     -   Schedule of Portfolio Investments as of April 30, 2008

     -   Statement of Operations for the year ended April 30, 2008

     - Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007

     -   Notes to Financial Statements

The following information pertains to the Separate Account financials incorporated by reference herein:

In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $31.7 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management does not currently anticipate this to have a material impact on the financial statements of the Separate Account.



The following financial statements of First SunAmerica Life Insurance Company are included herein:

     -   Report of Independent Registered Public Accounting Firm

     -   Balance Sheet as of December 31, 2008 and 2007

     - Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006

     - Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006


     -   Notes to Financial Statements

The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are incorporated by reference or included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        INDEX TO THE FINANCIAL STATEMENTS

                                                                    Page
                                                                  Number(s)
                                                                  ---------
Report of Independent Registered Public Accounting Firm                  --

Balance Sheet - December 31, 2008 and 2007                                1

Statement of Operations and Comprehensive Income (Loss) - Years
   Ended December 31, 2008, 2007, and 2006                           2 to 3

Statement of Cash Flows - Years Ended December 31, 2008,
   2007, and 2006                                                    4 to 5

Notes to Financial Statements                                       6 to 47

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of operations and comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, as of January 1, 2008, the Company adopted a new framework for measuring fair value.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2009

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                                  DECEMBER 31,

                                                                      2008         2007
                                                                  -----------   -----------
                                                                        (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                                $ 1,244,550   $   263,789
   Fixed maturity securities available for sale, at fair value
      (amortized cost:  2008, $4,525,050; 2007, $4,840,599)         4,242,965     4,681,233
   Fixed maturity securities, trading, at fair value                   24,861            --
   Mortgage and other loans                                           502,172       463,097
   Policy loans                                                        21,934        26,002
   Securities lending invested collateral, at fair value
      (cost: 2007, $1,983,262)                                             --     1,846,443
   Derivative assets at fair value                                     13,151            --
   Other invested assets                                                   --           515
                                                                  -----------   -----------
   Total investments and cash                                       6,049,633     7,281,079
Separate account assets                                               533,680       745,865
Accrued investment income                                              47,131        42,805
Deferred acquisition costs                                            387,797       309,276
Other deferred expenses                                               110,816        89,607
Income taxes currently receivable from Parent                           9,017         5,315
Deferred tax asset                                                     72,772        74,117
Due from affiliates                                                     4,301            --
Receivable from brokers                                                 3,274         1,132
Other assets                                                            2,540         2,659
                                                                  -----------   -----------
TOTAL ASSETS                                                      $ 7,220,961   $ 8,551,855
                                                                  ===========   ===========
LIABILITIES AND SHAREHOLDER'S EQUITY
Policyholder account balances, payables and accrued
   liabilities:
   Policyholder account balances - annuities                      $ 6,179,243   $ 5,105,359
   Policyholder account balances - universal life insurance
      contracts                                                       191,423       200,665
   Reserves for guaranteed benefits                                     6,222         1,574
   Securities lending payable                                              --     2,008,650
   Due to affiliates                                                       --         1,628
   Payable to brokers                                                   2,013           383
   Other liabilities                                                   79,201        42,561
                                                                  -----------   -----------
   Total policyholder account balances, payables and accrued
      liabilities                                                   6,458,102     7,360,820
Separate account liabilities                                          533,680       745,865
                                                                  -----------   -----------
Total liabilities                                                   6,991,782     8,106,685
                                                                  -----------   -----------
Shareholder's equity:
   Common stock                                                         3,000         3,000
   Additional paid-in capital                                       1,604,888       393,092
   Retained earnings (accumulated deficit)                         (1,209,803)      195,485
   Accumulated other comprehensive loss                              (168,906)     (146,407)
                                                                  -----------   -----------
Total shareholder's equity                                            229,179       445,170
                                                                  -----------   -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $ 7,220,961   $ 8,551,855
                                                                  ===========   ===========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
             STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         2008         2007       2006
                                                     -----------   ---------   --------
                                                               (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees                   $    15,941    $ 15,649   $ 12,299
      Universal life insurance policy fees, net of
         reinsurance                                       4,612       5,196      4,531
      Surrender charges                                    9,385       8,313      7,240
                                                     -----------    --------   --------
   Total fee income                                       29,938      29,158     24,070
   Premiums on reinsurance contract                           --          --     79,792
   Net investment income                                 326,741     300,892    249,524
   Net realized investment loss                       (1,562,326)    (90,985)   (18,426)
                                                     -----------    --------   --------
Total revenues                                        (1,205,647)    239,065    334,960
                                                     -----------    --------   --------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
         annuity contracts                               197,614     162,141    130,362
      Universal life insurance contracts                   9,251       9,631     10,143
                                                     -----------    --------   --------
   Total interest expense                                206,865     171,772    140,505
   Amortization of bonus interest                        (14,253)      7,626      6,098
   Amortization of deferred acquisition costs            (30,879)     26,609     37,178
   Claims on universal life insurance contracts,
      net of reinsurance recoveries                        3,459       2,330      3,225
   Claims on reinsurance contract                             --          --     25,786
   Guaranteed benefits                                     5,696        (407)       491
   General and administrative expenses                    12,018      13,522     11,321
   Annual commissions                                      2,377       1,904      1,325
   Commissions on reinsurance contract                        --          --     36,844
                                                     -----------    --------   --------
Total benefits and expenses                              185,283     223,356    262,773
                                                     -----------    --------   --------
PRETAX INCOME (LOSS)                                  (1,390,930)     15,709     72,187
Income tax expense                                        14,358       5,353     22,254
                                                     -----------    --------   --------
NET INCOME (LOSS)                                    $(1,405,288)   $ 10,356   $ 49,933
                                                     -----------    --------   --------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
       STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         2008         2007       2006
                                                     -----------   ---------   --------
                                                               (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments, less
   related amortization of deferred acquisition
   costs and other deferred expenses, net of
   reclassification adjustments
                                                     $   (40,228)  $(232,484)  $  (365)
Deferred income tax benefit on above changes              17,729      92,169       128
                                                     -----------   ---------   -------
OTHER COMPREHENSIVE LOSS                                 (22,499)   (140,315)     (237)
                                                     -----------   ---------   -------
COMPREHENSIVE INCOME (LOSS)                          $(1,427,787)  $(129,959)  $49,696
                                                     ===========   =========   ========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         2008          2007           2006
                                                     -----------   ------------   -----------
                                                                  (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                    $(1,405,288)  $    10,356    $    49,933
Adjustments to reconcile net income (loss) to net
   cash provided by operating activities:
   Interest credited to:
      Fixed annuity contracts and fixed accounts
         of variable annuity contracts                   197,614       162,141        130,362
      Universal life insurance contracts                   9,251         9,631         10,143
   Net realized investment loss                        1,562,326        90,985         18,426
   Net unrealized loss on fixed maturity
      securities, trading                                  6,839            --             --
   Amortization of net premium/discount on
      investments                                         (4,908)        2,196          4,340
   Amortization of deferred acquisition costs and
      other deferred expenses                            (45,132)       34,235         43,276
   Acquisition costs deferred                            (85,900)      (65,063)       (62,844)
   Provision for deferred income taxes                    19,073        (1,766)         4,275
   Change in:
      Accrued investment income                           (4,326)       (1,097)        (5,715)
      Income taxes currently payable to/receivable
         from Parent                                      (3,702)        6,213         (8,971)
      Due from/to Affiliates                              (5,929)         (603)          (817)
      Other assets                                           119         9,059         (2,433)
      Reserve for guaranteed benefits                      4,648          (526)           118
      Other liabilities                                      748        (3,033)         2,863
   Other, net                                             (6,375)       (3,233)         2,814
                                                     -----------   -----------    -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                239,058       249,495        185,770
                                                     -----------   -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Fixed maturity securities                          (2,044,282)   (1,307,103)    (1,834,374)
   Derivatives                                           (15,608)           --             --
   Mortgage and other loans                              (72,316)     (102,474)       (82,889)
      Other investments, excluding
         short-term investments                             (298)         (525)            --
Sales of:
   Fixed maturity securities                           1,774,457       521,645        770,995
   Derivatives                                            49,286            --             --
   Other investments, excluding short-term
      investments                                            904            --            697
Redemptions and maturities of:
   Fixed maturity securities                             414,804       255,340        251,628
   Mortgage and other loans                               33,308        56,927         40,572
   Other investments, excluding short-term
      investments                                          4,068         3,365            234
(Increase) decrease in securities lending
   invested collateral                                 1,070,157      (835,987)      (313,664)
                                                     -----------   -----------    -----------
NET CASH PROVIDED BY (USED IN) INVESTING
   ACTIVITIES                                        $ 1,214,480   $(1,408,812)   $(1,166,801)
                                                     -----------   -----------    -----------


                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         2008          2007          2006
                                                     -----------   ------------   -----------
                                                                  (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts and fixed accounts of
      variable annuity contracts                     $ 1,501,517   $ 1,048,650    $ 1,051,843
   Universal life insurance contracts                      7,042         7,382          7,476
Net exchanges from the fixed accounts of variable
   annuity contracts                                     (50,852)      (42,073)       (32,885)
Withdrawal payments on:
   Fixed annuity contracts and fixed accounts of
   variable annuity contracts                           (534,620)     (395,292)      (330,177)
   Universal life insurance contracts                     (8,205)       (9,502)        (7,181)
Claims and annuity payments, net of reinsurance,
   on:
   Fixed annuity contracts and fixed accounts of
      variable annuity contracts                        (149,072)     (112,330)       (84,107)
   Universal life insurance contracts                    (13,472)      (13,929)       (20,893)
Net receipts from (repayments of) other short-term
   financings                                             15,345        (4,029)         7,989
Increase (decrease) in securities lending payable     (2,008,650)      832,586        313,664
Capital contributions                                    768,190         3,407        130,000
                                                     -----------   -----------    -----------
NET CASH PROVIDED BY (USED IN) FINANCING
   ACTIVITIES                                           (472,777)    1,314,870      1,035,729
                                                     -----------   -----------    -----------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS          980,761       155,553         54,698
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF
   PERIOD
                                                         263,789       108,236         53,538
                                                     -----------   -----------    -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD     $ 1,244,550   $   263,789    $   108,236
                                                     ===========   ===========    ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Net income taxes (paid to) received from Parent      $     1,014   $      (906)   $   (26,950)
Non-cash activity:
   Bonus interest and other deferrals credited
      to reserve for annuity contracts               $    23,026   $    25,064    $    30,658
   Investment in fixed maturity securities,
      trading                                             31,700            --             --
   Contribution of fixed maturity securities from
      Parent                                             443,555            --             --

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS AND ORGANIZATION

     First SunAmerica Life Insurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance and life insurance and retirement services, financial services and asset management.

     The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. Other than its contract to reinsure credit life and health insurance policies discussed in Note 9, the majority of the Company's revenues are derived from customers in the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Three financial institutions represented approximately 16%, 15% and 14% of deposits in the year ended December 31, 2008. Four financial institutions represented approximately 18%, 12%, 11% and 10% of deposits in the year ended December 31, 2007. No other independent selling organization was responsible for more than 10% of deposits for any such periods.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial conditions of AIG and rating downgrades beginning late in the third quarter of 2008 and AIG's restructuring plan and related events described in Notes 13 and 14 below (collectively, the "AIG Events") have also impacted the Company's operations. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of variable annuity assets held in separate accounts.

     As described in Note 14 herein, AIG commenced an organization-wide restructuring plan under which some of its businesses will be divested, some will be held for later divestiture, and some businesses will be prepared for potential subsequent offerings to the public. Successful execution of the restructuring plan involves significant separation activities. Accordingly, AIG and the Company have established retention programs for its key employees to maintain ongoing business operations and to facilitate the successful execution of the restructuring plan.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

1.   NATURE OF OPERATIONS AND ORGANIZATION (Continued)

     At December 31, 2008, AIG and the Company cannot determine the expected date of completion or reliably estimate the total aggregate expenses expected to be incurred for all restructuring and separation activities. This is due to the significant scale of the restructuring plan, the fact that restructuring costs will vary depending on the identity of the ultimate purchasers of the divested entities, as well as the extended period over which the restructuring is expected to occur.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

     CASH AND SHORT-TERM INVESTMENTS: Cash and short-term investments consist of cash on hand and non-interest bearing demand deposits, interest-bearing cash equivalents and investments with original maturities within one year from the date of purchase, such as commercial paper.

     INVESTMENTS IN FIXED MATURITY SECURITIES: Fixed maturity securities available for sale consist of bonds, notes and redeemable preferred stocks and are carried at fair value. Premiums and discounts arising from the purchase of fixed maturity securities available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Unrealized gains or losses from available for sale investments in fixed maturity securities are reported as a separate component of accumulated other comprehensive loss, net of deferred acquisition costs, other deferred expenses and income tax, in shareholder's equity. Investments in fixed maturity securities are recorded on a trade-date basis.

     Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"), which is carried at fair value under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). Unrealized gains and losses on trading securities are reported in net investment income.

     The Company assesses its ability to hold any fixed maturity security in an unrealized loss position to its recovery, including fixed maturity securities classified as available for sale, at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflects the judgment of the Company's management that the security to be sold is unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the decision to sell reflects the judgment of the Company's management that the risk-discounted anticipated ultimate recovery is less than the value achievable on sale.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company evaluates its investments for impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

     The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

     Once a security has been identified as other-than-temporarily impaired, the amount of such impairment is determined by reference to that security's contemporaneous fair value and recorded as a charge to earnings. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

     In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not intent, credit or foreign exchange related, the Company generally accretes into income the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

     Certain investments in beneficial interests in securitized financial assets of less than high quality with contractual cash flows, including asset-backed securities, are subject to the impairment and income recognition guidance of Emerging Issues Task Force ("EITF") 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continued to Be Held by a Transferor in Securitized Financial Assets" ("EITF 99-20") as amended by FASB Staff Position No. ("FSP") EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," which became effective prospectively in the fourth quarter of 2008. EITF 99-20 requires periodic updates of the Company's best estimate of cash flows over the life of the security. If the fair value of such security is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both their timing and amount, an other-than-temporary impairment charge is recognized. Interest income is recognized based on changes in the timing and the amount of expected principal and interest cash flows reflected in the yield.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. All such loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2008 and 2007.

     POLICY LOANS: Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE: On December 12, 2008, the Company terminated its securities lending activities (see Note 3 for additional information).

     Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statement of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

     As of December 31, 2007, securities subject to securities lending agreements had a fair value of $1,965,871,000, and were included in fixed maturity securities available for sale in the balance sheet.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative financial instruments primarily used by the Company include embedded derivatives relating to certain guarantees of annuity contract values, derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values and interest rate swap agreements. The Company is neither a dealer nor a trader in derivative financial instruments. The Company recognizes all derivatives in the balance sheet at fair value.

     The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs. The GMAV and GMWB embedded derivatives are included in policyholder account balances - annuities and the index options are reported in derivative assets or derivative liabilities in the balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gain (loss) in the statement of operations and comprehensive income (loss).

     GMAV is a feature offered on certain variable annuity products, but will no longer be available after May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and enters into S&P 500 and Treasury futures contracts on U.S. Treasury securities to partially offset this risk.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and Treasury/Eurodollar futures contracts to partially offset this risk.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES: The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate account assets with an equivalent summary total reported as separate account liabilities when the separate account qualifies for separate account treatment under American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Amounts assessed against the contract holders for mortality, administrative, and other services and features are included in variable annuity policy fees in the statement of operations and comprehensive income (loss).

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs represent those costs, including commissions and other underwriting expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to universal life and investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. If estimated gross profits change significantly, DAC is recalculated using the new assumptions (a DAC "unlocking"). Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

     The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities available for sale. Because fixed maturity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities available for sale that is credited or charged directly to accumulated other comprehensive loss.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     OTHER DEFERRED EXPENSES: The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holder are primarily recognized as part of separate account liabilities in the balance sheet. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus payments must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus payments, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES AND UNIVERSAL LIFE INSURANCE
     CONTRACTS: Policyholder account balances - annuities and universal life insurance contracts are accounted for in accordance with FAS 97 and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's statement of operations and comprehensive income (loss), as they are recorded directly to contract holder liabilities upon receipt. Also included are the reserves for GMAV and GMWB (see Derivative Assets and Derivative Liabilities Accounting Policy).

     RESERVES FOR GUARANTEED BENEFITS: The Company follows SOP 03-1, which requires recognition of a liability for guaranteed minimum death benefits ("GMDB") related to variable annuity contracts as well as certain disclosures for these products.

     The Company reports variable annuity contracts through separate account liabilities, or general accounts when not qualified for separate account reporting, when the Company contractually guarantees to the contract holder either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

     The Company offers GMDB options that guarantee to contract holders, that upon death, the contract holder's beneficiary will receive the greater of
     (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract owner. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

          - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

          - Dividend income and distributions from other investments when receivable.

          - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

          - Sales of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral and other types of investments.

          - Reductions to the cost basis of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral and other types of investments for other-than-temporary impairments.

          -    Changes in fair value of derivatives assets and liabilities.

     FEE INCOME: Fee income includes variable annuity policy fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. Additionally, the Company participates with its affiliates in the filing of certain combined state income tax returns and files separate state income tax returns in the state of New York. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements. The Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the legal entity when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109"). See
     Note 12 for a further discussion of income taxes.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company applies the standards set forth in FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," ("FIN 48") in determining the financial impact of income tax positions taken or expected to be taken in a tax return. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition of uncertain tax positions. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     The Company's determination of the realizability of its deferred tax assets requires estimates of future taxable income. Such estimates could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations. See Note 12 for a further discussion of income taxes.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date. The cumulative effect, net of taxes of adopting FAS 157 was a decrease in net income of approximately $2,000,000 in the first quarter of 2008 primarily due to the inclusion of explicit risk margins, where appropriate. See Note 5 for additional FAS 157 disclosures.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis of accounting for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. As of January 1, 2008, the adoption date, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

     In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). FSP FAS 157-3 provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting FSP FAS 157-3 on the Company's financial condition and results of operations were not material.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets," to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting FSP EITF 99-20-1 on the Company's financial condition and results of operations were not material.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS:

     In March 2008, the FASB issued FAS 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why the Company uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under FAS No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Company's financial condition, results of operations, and cash flows. FAS 161 is effective for the Company beginning with financial statements issued in the first quarter of 2009. Because FAS 161 only requires additional disclosures about derivatives, it will have no effect on the Company's financial condition, results of operations or cash flows.

     In May 2008, the FASB issued FAS 162, "The Hierarchy of Generally Accepted Accounting Principles" ("FAS 162"). FAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements presented in conformity with GAAP but does not change current practices. FAS 162 will become effective on the 60th day following Securities and Exchange Commission ("SEC") approval of the Public Company Accounting Oversight Board amendments to remove GAAP hierarchy from the auditing standards. FAS 162 will have no effect on the Company's financial condition, results of operations or cash flows.

     In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary" ("FSP FAS 115-2 and FAS 124-2"). FSP FAS 115-2 and FAS 124-2 amends the other-than-temporary impairment guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. Management is assessing the affect that adopting FSP FAS 115-2 and FAS 124-2 will have on its financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4"). FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. This FSP also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is assessing the affect that adopting FSP FAS 157-4 will have on its financial statements.

3.   SECURITIES LENDING

     The Company and certain other domestic insurance subsidiaries of AIG historically participated in AIG's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants (collectively, "the Participants").

     On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

     Under the Securities Lending Program, securities were loaned to various financial institutions, primarily major banks and brokerage firms. Historically, the Agent had received cash collateral from borrowers at current market levels, which were generally equal to 100 to 102 percent of the value of the loaned securities. The amount of cash advanced by borrowers declined during 2008, in light of the availability of alternative transactions requiring less collateral. During the fourth quarter of 2008, certain securities lending transactions met the requirements for sale accounting because the collateral obtained from the counterparties was not sufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Participants recognized net realized capital losses on deemed sales of lent securities and forward purchase commitments related to such transactions. For loans collateralized at less than 102 percent, the Company obtained a security interest in assets pledged by AIG, primarily high grade bonds, the fair value of which, together with the fair value of all collateral obtained by the Agent from counterparties in connection with the loans, equaled at least 102 percent of the fair value of the loaned securities at the inception of the loans.

     Cash collateral received by the Agent was invested primarily in fixed maturity securities to earn a net spread. A significant portion of the collateral received was invested in residential mortgage-backed securities with expected maturities that were longer than the liabilities to the securities lending counterparties. The value of those collateral securities declined during the latter part of 2007 and throughout 2008 and trading in such securities was extremely limited. As a result, the Participants recognized other-than-temporary impairment charges totaling $17.21 billion in 2008 related to investments in the collateral account.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     Effective June 17, 2008, the Company benefited from an agreement between AIG and the Agent's parent ("the Make-whole Agreement"), pursuant to which AIG agreed to make additional contributions to the Securities Lending Program's collateral account, up to an aggregate limit of $5 billion, to offset the obligations of the Participants to contribute to the Securities Lending Program's collateral account their pro rata share of any investment losses incurred from the sale of investments made with the Securities Lending Program's collateral on and after January 1, 2008. Any such contributions by AIG to the Securities Lending Program's collateral account were recorded by the Participants as capital contributions. This agreement, which superseded prior, substantially identical agreements that limited AIG's contributions to lower amounts, terminated on December 31, 2008.

     In the third quarter of 2008, counterparties began curtailing their participation in the Securities Lending Program by returning lent securities and requiring the return of cash collateral. In September 2008, the Participants, including the Company, funded cash to the Securities Lending Program's collateral account to provide additional liquidity. On September 22, 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). During September 2008, AIG's borrowings under the Fed Facility included $11.35 billion that was advanced to the Securities Lending Program to provide liquidity for the return of collateral to counterparties. At September 30, 2008, AIG deemed the $11.35 billion it had borrowed under the Fed Facility to provide liquidity to the collateral account to be capital contributions to the Participants, largely offsetting $10.71 billion of third quarter 2008 other-than-temporary impairment charges recorded by the Participants. The Participants recorded interest expense for the period of time the advances were deemed outstanding borrowings, at a rate per annum equal to 3.6175%, which approximated the commercial paper borrowing rate then in effect.

     On October 8, 2008, certain of the Participants, including the Company, entered into a securities lending agreement with the New York Fed (the "Fed Securities Lending Agreement") pursuant to which the New York Fed agreed to borrow, on an overnight basis, up to $37.8 billion in investment grade fixed income securities from these participants in return for cash collateral. The Fed Securities Lending Agreement assisted the Participants in meeting their obligations to borrowers that were requesting the return of their cash collateral. Prior to this arrangement, $6.99 billion was borrowed by AIG under the Fed Facility between October 1, 2008 and October 8, 2008 and advanced to the Securities Lending Program collateral account to provide liquidity. These amounts were repaid to AIG in October 2008 using liquidity provided by transactions under the Fed Securities Lending Agreement, and the Participants recorded interest expense for these advances at a rate per annum equal to 2.8216%, which approximated the commercial paper borrowing rate then in effect. Each Participant's share of the total interest expense on the September and October 2008 advances from AIG was based on participation rates as of September 30, 2008.

     On December 8, 2008, in conjunction with the termination of the Securities Lending Program, certain of the Participants purchased corporate credit and other asset-backed securities at fair values totaling $3.09 billion from the Securities Lending Program's collateral account, which used the proceeds to settle a portion of the outstanding securities lending transactions. These transactions were recorded as purchases of fixed maturity securities by each of the respective purchasing entities.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     On December 12, 2008, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed.

     Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") held by the Agent in connection with the Securities Lending Program. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinate to the repayment of the NY Fed loan to ML II. The amount of the initial payment and the deferred contingent portions of the total purchase price, if any are realized, will be allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008. The total purchase price was based on the fair value of the RMBS as of October 31, 2008. The Participants recognized realized capital losses of $2.2 billion related to declines in the fair value of the RMBS for the month of October 2008 prior to the sale of the RMBS to ML II.

     Pursuant to a credit agreement, the NY Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the NY Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. In addition, after ML II has paid this fixed portion of the deferred contingent purchase price plus interest, the Participants will be entitled to receive one-sixth of any net proceeds received by ML II in respect of the RMBS as the remaining deferred contingent purchase price for the RMBS, and the NY Fed will receive five-sixths of any net proceeds received by ML II in respect of the RMBS as contingent interest on the ML II Senior Loan. The NY Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the NY Fed has any interest in the ML II Senior Loan.

     Neither AIG nor the Participants have any control rights over ML II. The Company has determined that ML II is a variable interest entity (VIE) and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with Statement of Financial Accounting Standards 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159. This interest is reported on the balance sheet in fixed maturity securities, trading.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     The Participants applied the initial consideration from the sales of the RMBS and other collateral assets, along with available cash and $5.1 billion provided by AIG in the form of capital contributions, to settle outstanding securities lending transactions (including those under the Fed Securities Lending Agreement, which totaled approximately $20.5 billion as of December 12, 2008). As a result, the Securities Lending Program and the Fed Securities Lending Agreement have been terminated.

     At December 31, 2008, the Company recorded a receivable from affiliate for amounts which are due the Company from the Agent, and a short-term invested asset representing undistributed funds held in the Securities Lending Program collateral account.



     As a result of the events and transactions described above, the Company recorded the following amounts in 2008:

($ in thousands)
For the year ended December 31, 2008:
Realized gains (losses) on securities lending invested collateral:
   Net realized gains (losses) on RMBS sold to ML II                                   $ (69,204)
   Net realized gains (losses) on all other asset sales                                  (70,456)
   Realized losses due to other-than-temporary declines in value                        (513,501)
                                                                                       ---------
      Total                                                                            $(653,161)
                                                                                       =========
Net realized gains (losses) related to lent securities with insufficient collateral:
   Deemed sales of lent securities                                                     $ (25,701)
                                                                                       ---------
   Forward purchase commitments                                                          (35,197)
                                                                                       ---------
      Total                                                                            $ (60,898)
                                                                                       =========
Capital contributions funded to the collateral account by AIG:
   Pursuant to the Make-whole Agreement                                                $ 156,695
   AIG advances from the Fed Facility                                                    359,795
   Additional contribution                                                                31,700
                                                                                       ---------
      Total                                                                            $ 548,190
                                                                                       =========
Cash funded to the collateral account by the Company                                   $ 169,385
                                                                                       =========
At December 31, 2008:
   Interest in ML II reported in fixed maturity securities, trading                    $  24,861
                                                                                       =========
   Undistributed Securities Lending Program assets, in short term invested assets      $   6,935
                                                                                       =========
   Receivable from affiliated Agent, in due from affiliates                            $   6,064
                                                                                       =========

     In conjunction with the Securities Lending Program, the Company had a small number of securities subject to lending agreements with AIG International Inc., a subsidiary of AIG. All such loans were closed on or prior to December 12, 2008 in conjunction with the termination of the Securities Lending Program.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants recorded the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed in settlement of amounts owed by Lehman included corporate credit and other asset-backed securities, which were recorded by the Affected Participants in fixed maturity securities, available for sale. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2008.

4.   INVESTMENTS

     The cost or amortized cost and estimated fair value of fixed maturity securities and securities lending invested collateral by major category are as follows:

                                         Amortized      Gross        Gross
                                          Cost or    Unrealized   Unrealized
                                            Cost        Gains        Losses     Fair Value
                                        ----------   ----------   -----------   ----------

                                                           (in thousands)
AT DECEMBER 31, 2008:
U.S. government securities
   and government sponsored entities    $    2,487   $    ---     $     (45)    $    2,442
Obligations of states, municipalities
   and political subdivisions               32,520         26           (53)        32,493
Non-U.S. governments                         2,480        ---          (117)         2,363
Corporate debt                           2,510,735     57,233      (216,913)     2,351,055
Mortgage-backed, asset-backed and
   collateralized securities             1,976,828     46,651      (168,867)     1,854,612
                                        ----------   --------     ---------     ----------
   Total                                $4,525,050   $103,910     $(385,995)    $4,242,965
                                        ==========   ========     =========     ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

                                         Amortized      Gross        Gross
                                          Cost or    Unrealized   Unrealized
                                            Cost        Gains        Losses     Fair Value
                                        ----------   ----------   -----------   ----------

                                                           (in thousands)

AT DECEMBER 31, 2007:
U.S. government securities and
   government sponsored entities        $   17,079     $   765     $      --    $   17,844
Obligations of states, municipalities
   and political subdivisions                7,500          11           (10)        7,501
Non-U.S. governments                         2,476         180            --         2,656
Corporate debt                           2,791,064      16,588       (74,139)    2,733,513
Mortgage-backed, asset-backed and
   collateralized securities             2,022,480       8,798      (111,559)    1,919,719
                                        ----------     -------     ---------    ----------
   Total fixed maturity securities       4,840,599      26,342      (185,708)    4,681,233
Securities lending invested collateral   1,983,262          --      (136,819)    1,846,443
                                        ----------     -------     ---------    ----------
   Total                                $6,823,861     $26,342     $(322,527)   $6,527,676
                                        ==========     =======     =========    ==========

     At December 31, 2008, fixed maturity securities included $106,500,000 of securities not rated investment grade.

     At December 31, 2008, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 22% and 10% of the aggregate carrying value of the portfolio secured by properties located in California and Florida, respectively. No more than 10% of the portfolio was secured by properties located in any other single state.

     At December 31, 2008, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $7,494,000.

     At December 31, 2008, $696,000 of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     The following table presents the cost or amortized cost and estimated fair values of the Company's available for sale fixed maturity securities at December 31, 2008, by contractual maturity. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                               Amortized
                                                                 Cost      Fair Value
                                                              ----------   ----------

                                                                   (in thousands)
Due in one year or less                                       $  160,437   $  160,357
Due after one year through five years                          1,072,484    1,029,169
Due after five years through ten years                         1,267,034    1,159,411
Due after ten years                                              273,816      251,176
Mortgage-backed, asset-backed and collateralized securities    1,751,279    1,642,852
                                                              ----------   ----------
   Total                                                      $4,525,050   $4,242,965
                                                              ==========   ==========



The following tables summarize the Company's fair value and gross unrealized losses on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2008 and 2007 (dollars in thousands):

                                          Less than 12 Months          12 Months or More                 Total
                                      --------------------------- --------------------------- ---------------------------
                                                 Unrealized                  Unrealized                  Unrealized
December 31, 2008                     Fair Value    Loss    Items Fair Value    Loss    Items Fair Value    Loss    Items
-----------------                     ---------- ---------- ----- ---------- ---------- ----- ---------- ---------- -----
U.S. government securities and
   government sponsored entities      $    2,443  $     45     1   $     --   $     --    --  $    2,443  $     45     1
Obligations of states, municipalities
   and political subdivisions             24,967        53     1         --         --    --      24,967        53     1
Non-U.S. governments                       2,363       117     1         --         --    --       2,363       117     1
Corporate debt                           925,003   107,803   315    391,168    109,110   108   1,316,171   216,913   423
Mortgage-backed, asset-backed and
   collateralized securities             427,049    86,827   103    289,970     82,040    82     717,019   168,867   185
                                      ----------  --------   ---   --------   --------   ---  ----------  --------   ---
   Total                              $1,381,825  $194,845   421   $681,138   $191,150   190  $2,062,963  $385,995   611
                                      ==========  ========   ===   ========   ========   ===  ==========  ========   ===

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

                                          Less than 12 Months          12 Months or More                 Total
                                      --------------------------- --------------------------- ---------------------------
                                                 Unrealized                  Unrealized                  Unrealized
December 31, 2007                     Fair Value    Loss    Items Fair Value   Loss     Items Fair Value    Loss    Items
-----------------                     ---------- ---------- ----- ---------- ---------- ----- ---------- ---------- -----
Obligations of states, municipalities
   and political subdivisions         $       --  $     --    --  $    2,490   $    10     1  $    2,490  $     10     1
Corporate debt                         1,159,087    53,775   191     610,485    20,364   156   1,769,572    74,139   347
Mortgage-backed, asset-backed and
   collateralized securities             824,175    63,913   149     582,072    47,646   101   1,406,247   111,559   250
Securities lending invested
   collateral (a)                      1,846,443   136,819    --          --        --    --   1,846,443   136,819    --
                                      ----------  --------   ---  ----------   -------   ---  ----------  --------   ---
   Total                              $3,829,705  $254,507   340  $1,195,047   $68,020   258  $5,024,752  $322,527   598
                                      ==========  ========   ===  ==========   =======   ===  ==========  ========   ===

(a)  Represents the Company's allocated portion of AIG's securities lending pool.

As a result of the Company's periodic evaluation of its securities for other-than-temporary impairments in value, the Company recorded other-than-temporary impairment charges of $1,292,122,000, $73,140,000 and $4,007,000 in 2008, 2007 and 2006, respectively.

In light of the recent significant disruption in the U.S. residential mortgage and credit markets, the Company has recognized an other-than-temporary impairment charge (severity loss) of $880,364,000 in 2008, primarily related to mortgage-backed, asset-backed and collateralized securities, and securities of financial institutions. Notwithstanding the Company's intent and ability to hold such securities until they have recovered their cost basis (except for securities lending invested collateral comprising $260,175,000 of the severity loss for 2008), and despite structures that indicate that a substantial amount of the securities should continue to perform in accordance with original terms, the Company concluded that it could not reasonably assert that the impairment period would be temporary.

In addition to the above severity losses, the Company recorded other-than-temporary impairment charges in 2008, 2007 and 2006 related to:

     -    securities that the Company does not intend to hold until recovery;

     -    issuer-specific credit events;

     - certain structured securities impaired under EITF 99-20 and related interpretive guidance; and

     -    other impairments, including equity securities.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

The net realized investment loss includes the following:

                                                     Years ended December 31,
                                                ---------------------------------
                                                    2008        2007       2006
                                                -----------   --------   --------

                                                          (in thousands)
Fixed maturity securities                       $   (87,300)  $ (8,843)  $(14,755)
Securities lending invested collateral             (139,660)    (3,407)        --
Other-than-temporary impairments                 (1,292,122)   (73,140)    (4,007)
Embedded derivatives, net of hedge securities       (41,678)    (4,388)     1,377
Other investments                                    (1,566)    (1,207)    (1,041)
                                                -----------   --------   --------
Net realized investment loss                    $(1,562,326)  $(90,985)  $(18,426)
                                                ===========   ========   ========

Realized investment gains and losses on the sales of fixed maturity securities and equity securities are as follows:

                                Years ended December 31,
                             ------------------------------
                                2008       2007      2006
                             ---------   -------   --------
                                     (in thousands)
FIXED MATURITY SECURITIES:
    Realized gains           $ 313,635   $ 1,200   $  3,302
    Realized losses           (418,547)   (9,930)   (13,264)

EQUITY SECURITIES:
    Realized gains           $      --   $    --   $  1,397
    Realized losses                 --        --     (1,400)

The sources and related amounts of net investment income are as follows:

                                            Years Ended December 31,
                                         ------------------------------
                                           2008       2007       2006
                                         --------   --------   --------

                                                 (in thousands)
Short-term investments                   $ 29,008   $  5,473   $  4,436
Fixed maturity securities                 269,679    267,197    220,347
Mortgage and other loans                   29,106     27,267     22,749
Policy loans                                1,863      2,145      2,374
Securities lending invested collateral        295      1,387      1,872
Other invested assets                          --         (2)        --
                                         --------   --------   --------
Total investment income                   329,951    303,467    251,778
Less: investment expenses                  (3,210)    (2,575)    (2,254)
                                         --------   --------   --------
Net investment income                    $326,741   $300,892   $249,524
                                         ========   ========   ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") which were held as securities lending invested collateral. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the NY Fed to ML II.

     Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with FAS 140. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159, because this interest would otherwise meet the criteria of a hybrid instrument and require bifurcation of an embedded derivative. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 5 for further discussion of the Company's fair value methodology and the valuation of ML II.

     See Note 3 for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

5.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, the Company adopted FAS 157 and FAS 159, which specify measurement and disclosure standards related to assets and liabilities measured at fair value. See Note 2 herein for additional information.

     The most significant effect of adopting FAS 157 on the Company's results of operations for the year ended December 31, 2008 related to changes in fair value methodologies with respect to liabilities already carried at fair value. Specifically, the incorporation of explicit risk margins resulted in a decrease of $24.0 million to pre-tax income ($14.4 million after tax) for the year ended December 31, 2008.

     FAIR VALUE MEASUREMENTS ON A RECURRING BASIS:

     The Company measures fair value on a recurring basis financial instruments in its trading and available for sale securities portfolios, short-term investments, securities lending invested collateral, derivative assets and liabilities, separate account assets and embedded derivatives contained in certain variable annuity contracts. The fair value of a financial instrument is the amount that would be received on sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

     FAIR VALUE HIERARCHY:

     Beginning January 1, 2008, assets and liabilities recorded at fair value in the balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, derivative contracts and most separate account assets.

     Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, state, municipal and provincial obligations and hybrid securities.

     Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed maturity securities and embedded derivatives contained in certain variable annuity contracts.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

     The following is a description of the valuation methodologies used for instruments carried at fair value.

     INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS:

     Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

     Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

     FIXED MATURITY SECURITIES AVAILABLE FOR SALE (INCLUDING FIXED MATURITY SECURITIES WITHIN SECURITIES LENDING INVESTED COLLATERAL): The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

     The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     FIXED MATURITY SECURITIES, TRADING: The fixed maturity securities, trading portfolio consists of an interest in Maiden Lane II ("ML II"). At inception, the Company's economic interest in ML II was valued at the transaction prices of $31,700,000. Subsequently, the ML II interest is valued using a discounted cash flow methodology using the estimated future cash flows of the assets to which the ML II interest is entitled and the discount rates applicable to such interest as derived from the fair value of the entire asset pool. The implicit discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

     Valuation Sensitivity - The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

     The benchmark London Interbank Offered Rate ("LIBOR") interest rate curve changes are determined by macroeconomic considerations and financial sector credit spreads. The spreads over the LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of this investment as well as changes in the risk premium that market participants would demand at the time of the transactions.

     Changes in estimated future cash flows would primarily be the result of changes in expectations for collateral defaults, recoveries, and underlying loan prepayments.

     Increases in the discount rate or decreases in estimated future cash flows used in the valuation would decrease the Company's estimate of the fair value of ML II as shown in the table below.

                              Fair Value
                                Change
                              ----------

                             (in thousands)
Discount Rates
200 basis points               $ (2,768)
400 basis point                  (5,199)

Estimated Future Cash Flows
10% decrease                    (10,012)
20% decrease                    (18,872)

     The Company believes that the ranges of discount rates used in this analysis are reasonable based on implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined based on variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. The fair value of the ML II interest is likely to vary, perhaps materially, from the amount estimated.

     DERIVATIVE ASSETS AND LIABILITIES: Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

     Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

     EMBEDDED DERIVATIVES (included in policyholder account balances - annuities): The fair value of embedded policy derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the adoption of FAS 157, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

     SEPARATE ACCOUNT ASSETS: Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS:

     The following table presents information about assets and liabilities measured at fair value on a recurring basis at December 31, 2008, and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                   Level 1     Level 2     Level 3      Total
                                                  --------   ----------   --------   ----------

                                                                  (in thousands)
Assets:
   Fixed maturity securities available for sale   $     --   $3,736,218   $506,747   $4,242,965
   Fixed maturity securities, trading                   --           --     24,861       24,861
   Derivative assets                                13,151           --         --       13,151
   Separate account assets                         533,680           --         --      533,680
                                                  --------   ----------   --------   ----------
      Total                                       $546,831   $3,736,218   $531,608   $4,814,657
                                                  ========   ==========   ========   ==========
Liabilities:
   Policyholder account balances - annuities      $     --   $       --   $ 91,798   $   91,798
                                                  --------   ----------   --------   ----------
      Total                                       $     --   $       --   $ 91,798   $   91,798
                                                  ========   ==========   ========   ==========

     At December 31, 2008, Level 3 assets were 7.4 percent of total assets and Level 3 liabilities were 1.3 percent of total liabilities.

     The following table present the changes during the year ended December 31, 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gain (losses) recorded in income during the year ended December 31, 2008 related to the Level 3 assets and liabilities that remained in the balance sheet at December 31, 2008:

                                            Fixed
                                          Maturity        Fixed                  Policyholder
                                         securities      maturity                  account
                                          Available    securities,     Total      balances -
                                          for Sale       trading       Assets     annuities
                                         ----------    -----------   ---------   ------------

                                                            (in thousands)
Balance, January 1, 2008                  $ 472,084      $    --     $ 472,084   $ 3,290
Net realized/unrealized gains (losses)
   included in:
   Net investment income                      4,673       (6,839)       (2,166)       --
   Net realized investment loss            (203,592)          --      (203,592)   88,508
   Accumulated other comprehensive
      loss                                    1,131           --         1,131        --
Purchases, sales, issuances and
   settlements, net                         118,108       31,700       149,808        --
Transfers in                                114,343           --       114,343        --
                                          ---------      -------     ---------   -------
Balance, December 31, 2008                $ 506,747      $24,861     $ 531,608   $91,798
                                          =========      =======     =========   =======

     Both observable and unobservable inputs may be used to determine the fair values of positions classified in level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     Changes in the fair value of separate account assets are completely offset in the statement of operations and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

     FAIR VALUE OPTION:

     FAS 159 permits a company to choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The Company has elected to account for its economic interest in ML II at fair value under FAS 159. The Company recorded a loss of $6,839,000 in the year ended December 31, 2008 to reflect the change in the fair value of ML II, which was reported as a component of net investment income in the statement of operations and comprehensive income (loss).

     FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
     VALUE:

     FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts. Information regarding the estimation of fair value for financial instruments not carried at fair value is discussed below.

     CASH AND SHORT-TERM INVESTMENTS: The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

     MORTGAGE AND OTHER LOANS: Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

     SECURITIES LENDING PAYABLE: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The estimated fair values of the Company's financial instruments compared with their respective carrying values are as follows at December 31:

                                                         2008                      2007
                                               -----------------------   -----------------------
                                                Carrying       Fair       Carrying       Fair
                                                  Value        Value       Value         Value
                                               ----------   ----------   ----------   ----------

                                                                 (in thousands)
ASSETS:
   Cash and short-term investments             $1,244,550   $1,244,550   $  263,789   $  263,789
   Fixed maturity securities available
     for sale                                   4,242,965    4,242,965    4,681,233    4,681,233
   Fixed maturity securities, trading              24,861       24,861           --           --
   Mortgage and other loans                       502,172      510,761      463,097      464,135
   Policy loans                                    21,934       21,934       26,002       26,002
   Securities lending invested collateral              --           --    1,846,443    1,846,443
   Derivative assets                               13,151       13,151           --           --
LIABILITIES:
   Policyholder account balances - annuities   $6,179,243   $6,014,641   $5,105,359   $4,856,632
   Securities lending payable                          --           --    2,008,650    2,008,650

6.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                              Years Ended December 31,
                                              ------------------------
                                                  2008       2007
                                                --------   --------

                                                  (in thousands)
Balance at beginning of year                    $309,276   $239,287
Acquisition costs deferred                        85,900     65,063
Effect of net unrealized loss on securities      (38,258)    31,535
Amortization charged to income                    30,879    (26,609)
                                                --------   --------
Balance at end of year                          $387,797   $309,276
                                                ========   ========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $23,300,000 of additional amortization of deferred acquisition costs primarily resulting from difficult market conditions and adverse policyholder behavior. Further deterioration in equity market conditions or other factors could result in future negative unlocking adjustments.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products. The following table summarizes the activity in these deferred expenses:

                                              Years Ended December 31,
                                              ------------------------
                                                   2008       2007
                                                 --------   -------

                                                   (in thousands)
Balance at beginning of year                     $ 89,607   $61,876
Expenses deferred                                  23,026    25,064
Effect of net unrealized loss on securities       (16,070)   10,293
Amortization charged to income                     14,253    (7,626)
                                                 --------   -------
Balance at end of year                           $110,816   $89,607
                                                 ========   =======

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $1,200,000 of additional amortization of sales inducements primarily resulting from difficult market conditions and adverse policyholder behavior.

8.   GUARANTEED BENEFITS

     Details concerning the Company's guaranteed benefit exposures are as follows:

                                                              Highest Specified
                                                                 Anniversary
                                                                Account Value
                                                                    Minus
                                              Return of Net    Withdrawals Post
AT DECEMBER 31, 2008                             Deposits        Anniversary
--------------------                          -------------   -----------------

                                                    (dollars in thousands)
In the event of death (GMDB):
   Account value                               $  138,383         $539,961
   Net amount at risk (a)                          44,265          197,078
   Average attained age of contract holders            65               64
   Range of guaranteed minimum return rates             0%               0%
Accumulation at specified date (GMAV):
   Account value                               $   50,169
   Net amount at risk (b)                          14,589
   Weighted average period remaining until
      guaranteed payment                        7.2 Years
Accumulation at specified date (GMWB):
   Account value                              $   244,548
   Net amount at risk (c)                          92,856
   Weighted average period remaining until
      guaranteed payment                       15.5 Years

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS (Continued)

                                                              Highest Specified
                                                                 Anniversary
                                                                Account Value
                                                                    Minus
                                              Return of Net    Withdrawals Post
AT DECEMBER 31, 2007                             Deposits        Anniversary
--------------------                          -------------   -----------------

                                                    (dollars in thousands)
In the event of death (GMDB):
   Account value                               $   179,211        $733,495
   Net amount at risk (a)                              643          19,414
   Average attained age of contract holders             65              63
   Range of guaranteed minimum return rates              0%              0%
Accumulation at specified date (GMAV):
   Account value                               $    80,034
   Net amount at risk (b)                              203
   Weighted average period remaining until
      guaranteed payment                         7.9 Years
Accumulation at specified date (GMWB):
   Account value                               $   219,581
   Net amount at risk (c)                            1,853
   Weighted average period remaining until
      guaranteed payment                        19.9 Years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $7,392,000 and $3,549,000 as of December 31, 2008 and 2007, respectively and is payable no sooner than 10 years from the end of the waiting period.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserves for guaranteed benefits on variable contracts reflected in the general account:

                                  Years Ended December 31,
                                  ------------------------
                                        2008     2007
                                      -------   ------

                                       (in thousands)
 Balance at beginning of year         $ 1,574   $2,100
   Guaranteed benefits incurred         5,696     (407)
   Guaranteed benefits paid            (1,048)    (119)
                                      -------   ------
Balance at end of year                $ 6,222   $1,574
                                      =======   ======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2008 and 2007:

          - Data used was 50 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          - Mortality was assumed to be 50% Male and 80% Female of the 1994 Variable Annuity MGDB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

     In 2008, the Company recorded an increase in reserves for guaranteed benefits and guaranteed benefits expense of $2,100,000 due to the unlocking of key assumptions.

9.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are presented net of reinsurance premiums of $6,492,000, $6,348,000 and $7,518,000 in 2008, 2007 and 2006, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $4,616,000, $3,798,000 and $12,163,000 in 2008, 2007 and 2006,
     respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   REINSURANCE (Continued)

     On November 1, 2004, the Company entered a contract to reinsure credit life and health insurance policies. The Company received a share of premium for the reinsured policies and indemnified the reinsured for a proportionate share of these liabilities while the reinsured retained the assets and corresponding reserve liabilities. The contract was considered modified coinsurance and as such the reinsurance claims payable is offset against reinsurance premiums receivable and included in other assets on the balance sheet. The treaty was for one year with the option to renew annually. The Company allowed the contract to expire on October 31, 2006. The pretax income from the contract was $17,572,000 in 2006.

10.  COMMITMENTS AND CONTINGENT LIABILITIES

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquires involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

     Various lawsuits against the Company have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2008 and 2007, 300 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                     Years ended December 31,
                                                ----------------------------------
                                                    2008         2007       2006
                                                -----------   ---------   --------

                                                          (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                           $   393,092   $ 389,629   $259,625
   Capital contributions by Parent                1,211,796       3,463    130,004
                                                -----------   ---------   --------
   Ending balances                              $ 1,604,888   $ 393,092   $389,629
                                                ===========   =========   ========
RETAINED EARNINGS:
   Beginning balances                           $   195,485   $ 185,129   $135,196
   Net income (loss)                             (1,405,288)     10,356     49,933
                                                -----------   ---------   --------
   Ending balances                              $(1,209,803)  $ 195,485   $185,129
                                                ===========   =========   ========
ACCUMULATED OTHER COMPREHENSIVE LOSS:
   Beginning balances                           $  (146,407)  $  (6,092)  $ (5,855)
   Unrealized depreciation of investments,
      net of reclassification adjustments (a)        14,100    (274,312)    (4,165)
   Effect on deferred acquisition costs and
      other deferred expenses                       (54,328)     41,828      3,800
   Income tax benefit                                17,729      92,169        128
                                                -----------   ---------   --------
   Ending balances                              $  (168,906)  $(146,407)  $ (6,092)
                                                ===========   =========   ========

(a) Includes reclassification adjustments for realized losses included in net income (loss) of $1,371,464,000, $82,421,000 and $17,635,000 in 2008, 2007
     and 2006, respectively.


Capital contributions in 2008 and 2007 included cash of $768,190,000 and $3,407,000, respectively, deposited by AIG. Of those amounts, $548,190,000 in 2008 and $3,407,000 in 2007 were contributions with regard to the securities lending collateral account to offset pretax realized losses incurred by the Company from the sale of certain securities lending collateral investments. The Company also received non-cash capital contributions of $51,000 and $56,000 in 2008 and 2007, respectively, equal to the certain compensation expense recognized (see Note 13 for discussion of SICO Compensation). Additionally, the Company received capital contributions of fixed maturity securities with a fair value of $140,616,000 in August 2008 and $302,939,000 in November 2008.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity securities and securities lending invested collateral included in accumulated other comprehensive loss are as follows:

                                                December 31,  December 31,
                                                    2008          2007
                                                ------------  ------------

                                                      (in thousands)
Gross unrealized gains                            $ 103,910     $  26,342
Gross unrealized losses                            (385,995)     (322,527)
Adjustment to DAC and other deferred expenses            --        54,328
Deferred income taxes                               113,179        95,450
                                                  ---------     ---------
Accumulated other comprehensive loss              $(168,906)    $(146,407)
                                                  =========     =========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Superintendent of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement, excluding realized capital gains, or 10% of preceding year's statutory surplus. Accordingly, the Company is not able to pay a dividend to the shareholder in the year 2009 without prior approval of the New York Superintendent of Insurance.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company had net losses of $1,132,799,000 and $7,137,000 for the years ended December 31, 2008 and 2007, respectively and net income of $18,487,000 in the year ended December 31, 2006. The Company's statutory capital and surplus totaled approximately $547,171,000, $503,904,000 and $396,981,000 at December 31, 2008, 2007 and 2006,
     respectively.

12.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                             Years ended December 31,
                           ---------------------------
                             2008      2007     2006
                           -------   -------   -------

                                  (in thousands)
Current                    $(4,716)  $ 7,119   $17,979
Deferred                    19,074    (1,766)    4,275
                           -------   -------   -------
Total income tax expense   $14,358   $ 5,353   $22,254
                           =======   =======   =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     The U.S. federal income tax rate is 35% for 2008, 2007 and 2006. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                    Years ended December 31,
                                                 -----------------------------
                                                    2008       2007      2006
                                                 ---------   -------   -------

                                                         (in thousands)
U.S federal income tax at statutory rate         $(486,826)  $ 5,498   $25,265
Adjustments:
   Valuation allowance                             564,480        --        --
   State income taxes (net of federal benefit)     (62,658)    1,999        --
   Dividends received deduction                       (719)     (622)     (761)
   Other, net                                           81    (1,522)   (2,250)
                                                 ---------   -------   -------
Total income tax expense                         $  14,358   $ 5,353   $22,254
                                                 =========   =======   =======

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax asset (liability) are as follows:

                                                            Years Ended December 31,
                                                            ------------------------
                                                               2008         2007
                                                            ---------   ------------

                                                                (in thousands)
DEFERRED TAX ASSETS:
   Capital loss carryforward - Federal                      $ 236,406     $      --
   Investments                                                313,293        26,899
   Contract holder reserves                                    61,463        50,319
   Net unrealized loss on debt and equity securities
      available for sale                                      113,179        95,450
   State deferred tax asset                                    59,736            --
   Other assets                                                 3,077         3,899
                                                            ---------     ---------
      Deferred tax assets                                     787,154       176,567
   Valuation allowance                                       (564,480)           --
                                                            ---------     ---------
   Total deferred tax assets                                  222,674       176,567
                                                            ---------     ---------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs and other deferred expenses    (149,901)      (98,890)
   State deferred tax liabilities                                  --        (3,560)
                                                            ---------     ---------
   Total deferred tax liabilities                            (149,901)     (102,450)
                                                            ---------     ---------
   Net deferred tax asset                                   $  72,773     $  74,117
                                                            =========     =========


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $787,154,000 and concluded a $564,480,000 valuation allowance was required to reduce the deferred tax asset at December 31, 2008 to an amount the Company believes is more likely than not to be realized.

     When making its assessment, the Company considered all available evidence, including the impact of being included in AIG's consolidated federal tax return, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

     In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the (New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under AIG's asset disposition plan, the continuing earnings strength of the businesses AIG intends to retain and AIG's recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

     In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by IRS Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct of indirect owner of more than 50 percent interest in the loss company.

     The Company is currently under audit by the Internal Revenue Service for calendar year 2003. All years prior to 2003 are no longer subject to audit. The Company believes that it has adequate reserves for any liability that could result from the IRS audit.

     As of December 31, 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $185,000. There were no unrecognized tax benefits at December 31, 2007. As of December 31, 2008, the Company's unrecognized tax benefits included no amounts related to tax positions the disallowance of which would not affect the effective tax rate. Accordingly, as of December 31, 2008, the amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate was $185,000. As December 31, 2008, the Company had gross unrecognized tax benefits of $185,000 that arose from increases in tax positions for years prior to 2008.

     The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2008 and 2007, the Company expects favorable settlements of approximately $2 million related to Tax authority adjustments. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     Interest and penalties, if any, related to taxing authority examinations and unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2008 and 2007, the Company had a receivable of $487,000 and $596,000, respectively, related to interest (net of federal tax). For the year ended December 31, 2008 and 2007, the Company had recognized interest expense of $109,000 and interest income of $1,516,000, respectively, (net of federal tax).

13.  RELATED-PARTY MATTERS

     SICO Compensation

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts considered to be contributed by SICO. The SICO Plans provide that shares currently owned by SICO are set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout of units under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     Compensation expense with respect to the SICO Plans aggregated $51,000, $56,000 and $4,000 for 2008, 2007 and 2006, respectively, and is included in general and administrative expenses in the statement of operations and comprehensive income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.  RELATED-PARTY MATTERS (Continued)

     Events Related to AIG

     In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the NY Fed. Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately
     79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

     During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.  RELATED-PARTY MATTERS (Continued)


     On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with ML II, a Delaware limited liability company whose sole member is the NY Fed. Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $31.7 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated. For additional information, see Note 3.

     Other Related Party Transactions

     On January 20, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $15,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no outstanding balances under this agreement at December 31, 2008 and 2007.

     On February 15, 2004, the Company entered into a short-term financing arrangement with an affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC") whereby the Company has the right to borrow up to $15,000,000 from AIG SALAC and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this agreement at December 31, 2008 and 2007.

     On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII") whereby the Company has the right to borrow up to $15,000,000 from SAII. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this agreement at December 31, 2008 and 2007.

     The Company pays commissions, including support fees to defray marketing and training costs, to five affiliated broker-dealers for distributing its annuity products. Commissions paid to these broker-dealers totaled $1,927,000, $1,641,000 and $1,546,000 in 2008, 2007 and 2006, respectively.
     These affiliated broker-dealers represented approximately 2%, 2% and 1% of premiums in 2008, 2007 and 2006, respectively.

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $13,982,000, $12,729,000 and $9,137,000 in 2008, 2007 and 2006,
     respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $3,429,000, $2,376,000 and $1,915,000 in 2008, 2007 and 2006, respectively, and is deferred and amortized as part of DAC. The other components of these costs are included in general and administrative expenses in the statement of operations and comprehensive income (loss).

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.  RELATED-PARTY MATTERS (Continued)

     An affiliate of the Company is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were approximately $2,631,000, $2,352,000 and $1,922,000 in 2008, 2007 and
     2006, respectively. Additionally, costs charged to the Company for marketing such policies amounted to $4,108,000, $3,233,000 and $3,305,000 for the years ended December 31, 2008, 2007 and 2006, respectively, and are deferred and amortized as part of DAC. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,924,000, $3,173,000 and $2,613,000 in 2008, 2007 and 2006, respectively.

     The Company incurred $492,000, $1,375,000 and $1,494,000 of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended December 31, 2008, 2007 and 2006, respectively.

     On February 1, 2004, the Company entered into an administrative services agreement with its affiliate AIG SunAmerica Asset Management Corp. ("SAAMCo"), whereby SAAMCo will pay to the Company a fee based on a percentage on all assets invested through the Company's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company's variable annuity products. Amounts earned by the Company under this agreement totaled $2,191,000, $2,315,000 and $1,983,000 in 2008, 2007 and 2006, respectively, and are included in variable annuity policy fees in the statement of operations and comprehensive income (loss).

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.  RELATED-PARTY MATTERS (Continued)

     The Company's insurance policy obligations for individual and group contracts issued prior to January 31, 2008, at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. As of January 31, 2008, at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that the contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

14.  SUBSEQUENT EVENT

     Events Related to AIG

     On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

     AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

14.  SUBSEQUENT EVENT (Continued)

     On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as
     (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

     In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management believes this could have a 46 material effect upon the Company and its operations.

     Other Matters

     In February 2009, the Company received a cash capital contribution of $100,000,000 from the Parent.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included or incorporated by reference herein to this Registration Statement:

The following financial statements of FS Variable Annuity Account Five are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-146455 and 811-08369, filed on August 26, 2008, Accession
No. 0000950137-08-011129:
     -   Report of Independent Registered Public Accounting Firm
     -   Statement of Assets and Liabilities as of April 30, 2008
     -   Schedule of Portfolio Investments as of April 30, 2008
     -   Statement of Operations for the year ended April 30, 2008
     - Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007
     -   Notes to Financial Statements

The following financial statements of First SunAmerica Life Insurance Company are included herein:
     -   Report of Independent Registered Public Accounting Firm

     -   Balance Sheet as of December 31, 2008 and 2007


     - Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006


     - Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006

     -   Notes to Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account.................................    2
(2)   Custody Agreements........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract........................................    3
      (b)  Form of Selling Agreement............................................    3
(4)   Variable Annuity Contract
      (a)  Death Benefit Endorsement............................................    3
      (b)  Optional Guaranteed Minimum Account Value Endorsement................    3
      (c)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement...........    5
      (d)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement....................................................    7
      (e)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Rider (GMWB for Life)..........................................    8
      (f)  Optional Guaranteed Minimum Withdrawal Benefit For Two Lives Rider
           (GMWB for Joint Lives)...............................................    8
      (g)  Seasons Elite Variable Annuity Contract..............................    9
      (h)  Maximum Anniversary Value Optional Death Benefit Endorsement.........    9
      (i)  Nursing Home Rider...................................................    9
      (j)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB Option 1 with Bonus for Single Life)...........................    10
      (k)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB Option 1 with Bonus for Two Lives).............................    10
      (l)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB Option 2 with Bonus for Single Life)...........................    10
      (m)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB Option 2 with Bonus for Two Lives).............................    10
      (n)  Form of Optional Guaranteed Living Benefit Endorsement...............    11
      (o)  Form of Optional Guaranteed Living Benefit Endorsement (12 Yr MIB
           enhanced)............................................................    14
      (p)  Form of Optional Guaranteed Living Benefit Endorsement (12 Yr MIB)...    14
      (q)  Form of Optional Guaranteed Living Benefit Endorsement (no MIB)......    14
      (r)  Form of Return of Purchase Payment Death Benefit Endorsement.........    14
      (s)  Form of Maximum Anniversary Value Optional Death Benefit
           Endorsement..........................................................    14
(5)   (a)  Application for Contract.............................................    4
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Certificate of Incorporation....................    1
      (b)  Amended and Restated By-laws dated December 19, 2001.................    1

(7)   Reinsurance Contract......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of American Funds Insurance Series and SunAmerica Series Trust
           Master-Feeder Fund Participation Agreement...........................    12
      (b)  Form of Fidelity Variable Insurance Products Trust Fund Participation
           Agreement............................................................    13
      (c)  Form of T. Rowe Price Equity Series, Inc. Fund Participation
           Agreement............................................................    13
      (d)  Form of Seasons Series Trust Fund Participation Agreement............    3
(9)   Opinion of Counsel and Consent of Depositor...............................    10
(10)  Consent of Independent Registered Public Accounting Firm..................    Filed Herewith
(11)  Financial Statements Omitted from Item 23.................................    Not Applicable
(12)  Initial Capitalization Agreement..........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Control with First SunAmerica Life Insurance
           Company, the Depositor of Registrant.................................    14
      (b)  Power of Attorney -- First SunAmerica Life Insurance Company
           Directors............................................................    14
      (c)  Support Agreement of American International Group, Inc...............    6



--------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-118218 and 811-08369, filed on December 9, 2004, Accession No. 0001193125-04-210437.

3 Incorporated by reference to Initial Registration Statement, File Nos. 333-116026 and 811-08369, filed on May 28, 2004, Accession No. 0001193125-04-
   096250.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-116026 and 811-08369, filed on February 1, 2005, Accession No. 0001193125-05-016305.

5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-116026 and 811-08369, filed on April 25, 2005, Accession No. 0001193125-05-083915.

6 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-116026 and 811-08369, filed on August 29, 2005, Accession No. 000950129-05-008800.

7 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-102137 and 811-08810, filed on October 21, 2005, Accession No. 000950129-05-009958.

8 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-118218 and 811-08369, filed on May 1, 2006, Accession No. 0000950129-06-004662.

9 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 9, File Nos. 333-118218 and 811-08369, filed on September 21, 2006, Accession No. 0000950124-06-005438.




10 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment 3,
   File Nos. 333-146455 and 811-08369, filed on January 31, 2008, Accession No. 0000950148-08-000025.



11 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment 4,
   File Nos. 333-146455 and 811-08369, filed on April 29, 2008, Accession No. 0000950124-08-002124.



12 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment 3,
   File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.



13 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   5, File Nos. 333-146455 and 811-08369, filed on August 26, 2008, Accession No. 0000950137-08-011129.



14 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157198 and 811-08810, filed on April 28, 2009, Accession No. 0000950134-09-008500.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob................   Director, Chief Executive Officer and President
Michael J. Akers(2)...........   Director and Senior Vice President
N. Scott Gillis(1)............   Director, Senior Vice President and Chief
                                 Financial Officer
Jana W. Greer(1)..............   Director and Executive Vice President
Bruce R. Abrams(2)............   Director and Executive Vice President
Christine A. Nixon............   Director, Senior Vice President and Secretary
M. Bernard Aidinoff(5)........   Director
Patrick J. Foley(6)...........   Director
Jack R. Harnes(7).............   Director
David L. Herzog(3)............   Director
John I. Howell(8).............   Director
Christopher J. Swift(3).......   Director
Stewart R. Polakov(1).........   Senior Vice President and Controller
Edwin R. Raquel(1)............   Senior Vice President and Chief Actuary
Mallary L. Reznik.............   Senior Vice President and General Counsel
Timothy W. Still(1)...........   Senior Vice President
Gavin D. Friedman.............   Vice President and Deputy General Counsel
William T. Devanney, Jr.......   Vice President
Roger E. Hahn(4)..............   Vice President
Tracey E. Harris(2)...........   Vice President
Rodney A. Haviland(1).........   Vice President
Sharla A. Jackson(9)..........   Vice President
Michelle H. Powers(2).........   Vice President
Connie E. Pritchett...........   Chief Compliance Officer, Fixed Annuities
Stephen J. Stone(1)...........   Vice President
Monica F. Suryapranata(1).....   Vice President and Controller Variable Annuity
                                 Products
Edward T. Texeria(1)..........   Vice President
Virginia N. Puzon.............   Assistant Secretary



--------

(1)    21650 Oxnard Street, Woodland Hills, CA 91367

(2)    2929 Allen Parkway, Houston, TX 77019

(3)    70 Pine Street, New York, NY 10270

(4)    2727 Allen Parkway, Houston, TX 77019

(5)    Sullivan & Cromwell, 125 Broad Street, New York, NY 10004

(6)    130 Water Street, New York, NY 10005




(7)    64 South Quaker Hill Road, Pawling, NY 12564



(8)    148 Wellington Lane, Springfield Center, NY 13468



(9)    205 East 10th Street, Amarillo, TX 79101



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life Insurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-09-003734, filed March 2, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2009, the number of Seasons Elite contracts funded by FS Variable Annuity Account Five was 177 of which 120 were qualified contracts and 57 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.


Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


     AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
William J. Kuzmich(1)....   Director
Frank Curran.............   Controller
Joseph D. Neary..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary


--------


  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Annuity Account Five certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 24th day of April, 2009.


                                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                        (Registrant)

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

JAY S. WINTROB*                   Chief Executive Officer, President      April 24, 2009
-----------------------------                 & Director
JAY S. WINTROB                      (Principal Executive Officer)


BRUCE R. ABRAMS*                               Director                   April 24, 2009
-----------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                           Director                   April 24, 2009
-----------------------------
M. BERNARD AIDINOFF


MICHAEL J. AKERS*                              Director                   April 24, 2009
-----------------------------
MICHAEL J. AKERS


PATRICK J. FOLEY*                              Director                   April 24, 2009
-----------------------------
PATRICK J. FOLEY


N. SCOTT GILLIS*                     Senior Vice President, Chief         April 24, 2009
-----------------------------        Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)

          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----


JANA W. GREER*                                 Director                   April 24, 2009
-----------------------------
JANA W. GREER


JACK R. HARNES*                                Director                   April 24, 2009
-----------------------------
JACK R. HARNES


DAVID L. HERZOG*                               Director                   April 24, 2009
-----------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                Director                   April 24, 2009
-----------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                            Director                   April 24, 2009
-----------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                          Director                   April 24, 2009
-----------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                   Senior Vice President and           April 24, 2009
-----------------------------                 Controller
STEWART R. POLAKOV                  (Principal Accounting Officer)


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 24, 2009
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
    (10)        Consent of Independent Registered Public Accounting Firm